                                  MARKED TO INDICATE CHANGES FROM POST-EFFECTIVE AMENDMENTS NO. 19


     As filed with the Securities and Exchange Commission on June 19, 1998
                       Securities Act File No. 33-79858
               Investment Company Act of 1940 File No. 811-8544

--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                --------------

                                    FORM N-1A
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /
                   POST-EFFECTIVE AMENDMENT NO. 21                      /X/

                                      and
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                  / /
                                AMENDMENT NO. 22                        /X/
                                --------------

                                UAM FUNDS TRUST
                          (Exact Name of Registrant)

                    c/o United Asset Management Corporation

                            One International Place
                         Boston, Massachusetts  02110
                    (Address of Principal Executive Office)
                 Registrant's Telephone Number (617) 330-8900

                          Michael E. DeFao, Secretary
                            UAM Fund Services, Inc.
                              211 Congress Street
                          Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)
                                --------------
                                   COPY TO:
                            Audrey C. Talley, Esq.

                          Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                             1435 Chestnut Street
                         Philadelphia, PA  19103-6933

                  IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

                  [_] Immediately upon filing pursuant to Paragraph (b)

                  [X] on June 30, 1998 pursuant to Paragraph (b)
                  [_] 60 days after filing pursuant to paragraph (a) (1)
                  [_] on (date) pursuant to paragraph (a) (1)
                  [_] 75 days after filing pursuant to Paragraph (a) (2)
                  [_] on (date) pursuant to Paragraph (a) (2) of Rule 485.

                                UAM FUNDS TRUST
                           FORM N-1A CROSS REFERENCE


FORM N-1A ITEM NUMBER                                   LOCATION IN PROSPECTUS
---------------------                                   ----------------------


Item  1.        Cover Page............................  Cover Page

Item  2.        Synopsis..............................  Fund Expenses; Prospectus Summary; Risk Factors

Item  3.        Condensed Financial Information.......  Financial Highlights

Item  4.        General Description of Registrant.....  Prospectus Summary; Risk Factors; Investment
                                                        Objective; Investment Policies; Other
                                                        Investment Policies; Investment Limitations; General
                                                        Information

Item  5.        Management of the Fund................  Prospectus Summary; Investment Adviser;
                                                        Administrative Services; Distributor


Item  5A.       Management's Discussion of
                Fund Performance......................  Included in Registrant's December 31, 1997
                                                        Annual Reports to Shareholders

Item  6.        Capital Stock and Other Securities....  Purchase of Shares; Redemption of Shares;
                                                        Shareholder Services; Valuation of Shares;
                                                        Dividends, Capital Gains Distributions and Taxes

Item  7.        Purchase of Securities Being Offered..  Purchase of Shares; Shareholder Services

Item  8.        Redemption or Repurchase..............  Redemption of Shares; Shareholder Services

Item  9.        Pending Legal Proceedings.............  Not Applicable

                                                       LOCATION IN STATEMENT
FORM N-1A ITEM NUMBER                                  OF ADDITIONAL INFORMATION
---------------------                                  -------------------------


Item 10.        Cover Page...........................  Cover Page

Item 11.        Table of Contents....................  Table of Contents

Item 12.        General Information and History......  Investment Adviser; General Information

Item 13.        Investment Objectives and Policies...  Investment Adviser; Investment Limitations

Item 14.        Management of the Fund...............  Management of the Fund

Item 15.        Control Persons and Principal
                Holders of Securities................  Management of the Fund

Item 16.        Investment Advisory and
                Other Services.......................  Investment Adviser

Item 17.        Brokerage Allocation and
                Other Practices......................  Portfolio Transactions

Item 18.        Capital Stock and Other Securities...  General Information

Item 19.        Purchase, Redemption and Pricing of
                Securities Being Offered.............  Purchase and Redemption of Shares; Purchase of Shares; Redemption of Shares

Item 20.        Tax Status...........................  General Information

Item 21.        Underwriters.........................  Management of the Fund; Distibutor

Item 22.        Calculation of Performance Data......  Performance Calculations

Item 23.        Financial Statements.................  Financial Statements


PART C
------

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C to this Registration Statement.

                                UAM FUNDS TRUST

                        POST-EFFECTIVE AMENDMENT NO. 21

                                     PART A

The following Prospectuses are included in this Post-Effective Amendment No. 21:

 .    Heitman/PRA Real Estate Portfolio Institutional Class Shares
 .    Heitman/PRA Real Estate Portfolio Advisor Class Shares

The following Prospectus is contained in Post-Effective Amendment No. 20 filed March 26, 1998:

 .    Hanson Equity Portfolio Institutional Class Shares

The following Prospectus is contained in Post-Effective
Amendment No. 18 filed on January 23, 1998:

 .    Cambiar Opportunity Portfolio Institutional Class Shares

The following Prospectuses is contained in Post-Effective Amendment No. 16 filed on July 10, 1997:

 .    BHM&S Total Return Bond Portfolio Institutional Class Shares
 .    BHM&S Total Return Bond Portfolio Institutional Service Class Shares
 .    Chicago Asset Management Intermediate Bond Portfolio Institutional Class
     Shares
 .    Chicago Asset Management Value/Contrarian Portfolio Institutional Class
     Shares
 .    FPA Crescent Portfolio Institutional Class Shares
 .    FPA Crescent Portfolio Institutional Service Class Shares

 .    Jacobs International Octagon Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Service Class Shares
 .    TJ Core Equity Portfolio Institutional Service Class Shares

The following Prospectus is contained in Post-Effective Amendment No. 2 filed on November 25, 1994:

 .    Dwight Principal Preservation Portfolio Institutional Class Shares

                                        UAM Funds

                                        Prospectus
                                        March 2, 1998,
                                        as amended June 30, 1998

                      Heitman Real Estate Portfolio
                                        Institutional Class Shares
--------------------------------------------------------------------------------
                                                                             UAM
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Estimated Fund Expenses....................................................   2

Prospectus Summary.........................................................   4

Risk Factors...............................................................   5

Financial Highlights.......................................................   6

Investment Objective.......................................................   8

Investment Policies........................................................   8

Other Investment Policies..................................................   9

Investment Limitations.....................................................  12

Purchase of Shares.........................................................  13

Redemption of Shares.......................................................  16

Shareholder Services.......................................................  19

Valuation of Shares........................................................  20

Performance Calculations...................................................  21

Dividends, Capital Gains Distributions and Taxes...........................  22

Investment Adviser.........................................................  23

Administrative Services....................................................  25

Distributor................................................................  25

Portfolio Transactions.....................................................  26

General Information........................................................  26

UAM Funds -- Institutional Class Shares....................................  29

UAM FUNDS                   HEITMAN REAL ESTATE PORTFOLIO

                            INSTITUTIONAL CLASS SHARES

-------------------------------------------------------------------------------

          PROSPECTUS -- MARCH 2, 1998, AS AMENDED JUNE 30, 1998

  UAM Funds Trust (the "Fund") is an open-end, management investment company known as a "mutual fund." The Fund consists of multiple series of shares (known as "Portfolios"), each of which has different investment objectives and policies. The Heitman Real Estate Portfolio currently offers two separate classes of shares: Institutional Class Shares and Advisor Class Shares. Shares of each class represent equal, pro rata interests in a Portfolio and accrue dividends in the same manner except that Advisor Class Shares impose a distribution fee, a sales load and bear fees payable by the class to financial institutions for services they provide to the owners of such shares. The securities offered in this Prospectus are Institutional Class Shares of one diversified, no-load Portfolio of the Fund managed by Heitman/PRA Securities Advisors, Inc.

  HEITMAN REAL ESTATE PORTFOLIO. Heitman Real Estate Portfolio (the "Portfolio") seeks high total return consistent with reasonable risk by investing primarily in equity securities of public companies principally engaged in the real estate business. Each investment is selected based upon a determination by the Fund's Adviser that the anticipated total return, considering both income and potential for capital appreciation, is high relative to the risk assumed.

  There can be no assurance the Portfolio will achieve its stated objective.

  Keep this Prospectus for future reference. It contains information that you should know before you invest. A "Statement of Additional Information" (SAI) containing additional information about the Fund has been filed with the Securities and Exchange Commission. The SAI is dated March 2, 1998, as supplemented from time-to-time, and has been incorporated by reference into this Prospectus. For a free copy of the SAI, contact the UAM Funds Service Center at 1-800-638-7983.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ESTIMATED FUND EXPENSES

  The following table illustrates expenses and fees that a shareholder of the Portfolio's Institutional Class Shares will incur. Transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf. (See "PURCHASE OF SHARES.")

                       SHAREHOLDER TRANSACTION EXPENSES

   Sales Load Imposed on Purchases......................................... NONE
   Sales Load Imposed on Reinvested Dividends.............................. NONE
   Deferred Sales Load..................................................... NONE
   Redemption Fees......................................................... NONE
   Exchange Fees........................................................... NONE

                        ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

   Investment Advisory Fees.............................................. 0.70%+
   12b-1 Fees............................................................ NONE
   Other Expenses........................................................ 0.09%
     Administrative Fees................................................. 0.16%
                                                                          ----
   Total Operating Expenses.............................................. 0.95%
                                                                          ====

-----------
+ The Portfolio pays Heitman/PRA Securities Advisors, Inc. a fee calculated daily and paid monthly in arrears, at the annual rate of 0.75% of the Portfolio's first $100 million of average daily net assets plus 0.65% of the average daily net assets of the Portfolio in excess of $100 million.

  The above table shows various fees and expenses an investor would bear directly or indirectly. The expenses and fees set forth above for the Portfolio are based on estimates. For purposes of calculating the expenses and fees set forth above, the table assumes that the Portfolio's average daily assets will be approximately $129 million. The effect of expense offsets on Total Operating Expenses is excluded.

EXAMPLE
  The following example illustrates expenses a shareholder would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Portfolio charges no redemption fees of any kind.

                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                              ------ ------- ------- --------
   Heitman Real Estate Portfolio
     Institutional Class Shares..............  $10     $30     $53     $117

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              PROSPECTUS SUMMARY

INVESTMENT ADVISER
  Heitman/PRA Securities Advisors, Inc. (the "Adviser") is an indirect wholly-owned subsidiary of United Asset Management Corporation. The Adviser and its affiliated companies are among the nation's largest institutional real estate advisers with over 850 real estate professionals in 90 offices throughout the United States, currently managing $8.7 billion in real estate.

PURCHASE OF SHARES

  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor"), to investors at net asset value without a sales commission. Share purchases may be made by sending investments directly to the Fund. The minimum initial investment is $2,500, except that institutions purchasing shares of the Portfolio on behalf of accounts maintained by the institution may aggregate such accounts to satisfy the minimum initial investment requirement. Subsequent investments will be accepted in any amount. Certain exceptions to the initial or minimum investment amounts may be permitted by the officers of the Fund. (See "PURCHASE OF SHARES.")

DIVIDENDS AND DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net investment income in quarterly dividends. The Portfolio will distribute any realized net capital gains annually. Distributions will be reinvested in Portfolio shares automatically unless an investor elects to receive cash distributions. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

REDEMPTIONS AND EXCHANGES
  Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Shares of the Portfolio may be exchanged for shares of the same class of any other Portfolio of the UAM Funds. (See "REDEMPTION OF SHARES" and "EXCHANGE PRIVILEGE.")

ADMINISTRATIVE SERVICES
  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of United Asset Management Corporation, is responsible for performing and overseeing administration, fund accounting, dividend disbursing and transfer agency services provided to the Fund and its Portfolios by third-party service providers. (See "ADMINISTRATIVE SERVICES.")

                                 RISK FACTORS

  The value of the Portfolio's shares will fluctuate in response to changes in market and economic conditions as well as the financial conditions and prospects of the issuers in which the Portfolio invests. Prospective investors should consider the following: (1) In general, the Portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. High rates of portfolio turnover may result in additional transaction costs and the realization of capital gains. (See "PORTFOLIO TURNOVER."); (2) In addition, the Portfolio may use various investment practices, including investing in repurchase agreements and lending of securities. (See "OTHER INVESTMENT POLICIES."); and (3) Under normal circumstances, at least 65% of the Portfolio's assets will be invested in the equity securities of public companies principally engaged in the real estate industry. Because the Portfolio will be concentrated in this industry, the Portfolio may be subject to the risks associated with the direct ownership of real estate. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, and increases in interest rates. The value of securities of companies which service the real estate business sector may also be affected by such risks. Thus, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in many industries. Because the Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") or its failure to maintain exemption from registration under the Investment Company Act of 1940 (the "1940 Act"). (See "REAL ESTATE INVESTMENT TRUSTS.")

                             FINANCIAL HIGHLIGHTS
                          INSTITUTIONAL CLASS SHARES

  Prior to June 30, 1998, the Portfolio operated as a series of Heitman Securities Trust and operated under the name Heitman Real Estate Fund. On June 30, 1998, after approval by its shareholders, the Heitman Real Estate Fund was reorganized as part of the UAM Funds Trust and renamed the Heitman Real Estate Portfolio.

  The following table provides selected per share information for a share outstanding throughout the period presented for the Heitman Real Estate Portfolio's Institutional Class Shares. The information in this table is derived from the Portfolio's Financial Statements, which are included in the Portfolio's 1997 Annual Report to Shareholders. The Annual Report is incorporated by reference into the Portfolio's SAI. The Portfolio's Financial Statements for the year ended December 31, 1996 and 1997 have been audited by Price Waterhouse LLP. Their unqualified opinion on the Financial Statements is also incorporated by reference into the SAI. The Financial Statements for all periods prior to January 1, 1996 have been audited by other independent accountants. Please read the following information in conjunction with the Portfolio's 1997 Annual Report to Shareholders.

                                                        INSTITUTIONAL CLASS SHARES
                     -------------------------------------------------------------------------------------------
                              FOR THE
                            FISCAL YEAR              FOR THE
                               ENDED               THREE-MONTH
                           DECEMBER 31,            PERIOD ENDED FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                     ----------------------------  DECEMBER 31, ----------------------------------------------
                       1997       1996     1995        1994       1994       1993     1992     1991     1990
                     --------   --------  -------  ------------ --------   --------  -------  -------  -------
NET ASSET VALUE,
BEGINNING OF
PERIOD.............  $  10.96   $   8.65  $  8.30    $   9.23   $  10.95   $   8.29  $  7.66  $  6.99  $ 10.25
                     --------   --------  -------    --------   --------   --------  -------  -------  -------
INCOME FROM
INVESTMENT
OPERATIONS
 Net investment
 income(a).........      0.40       0.37     0.33        0.10       0.32       0.40     0.45     0.49     0.64
 Net realized and
 unrealized gain
 (loss) on
 investments.......      1.82       2.82     0.53       (0.05)     (0.92)      2.67     0.63     0.67    (3.16)
                     --------   --------  -------    --------   --------   --------  -------  -------  -------
  Total from
  investment
  operations.......      2.22       3.19     0.86        0.05      (0.60)      3.07     1.08     1.16    (2.52)
                     --------   --------  -------    --------   --------   --------  -------  -------  -------
DISTRIBUTIONS
 From net
 investment
 income(a).........     (0.40)     (0.37)   (0.33)      (0.10)     (0.31)     (0.41)   (0.45)   (0.49)   (0.64)
 In excess of net
 investment
 income............     (0.05)     (0.10)    0.00        0.00       0.00       0.00     0.00     0.00     0.00
 From net realized
 gain on
 investments.......     (2.24)     (0.41)    0.00       (0.77)     (0.67)      0.00     0.00     0.00    (0.10)
 From tax return of
 capital(b)........      0.00       0.00    (0.18)      (0.11)     (0.14)      0.00     0.00     0.00     0.00
                     --------   --------  -------    --------   --------   --------  -------  -------  -------
  Total
  distributions....     (2.69)     (0.88)   (0.51)      (0.98)     (1.12)     (0.41)   (0.45)   (0.49)   (0.74)
                     --------   --------  -------    --------   --------   --------  -------  -------  -------
NET ASSET VALUE,
END OF PERIOD......  $  10.49   $  10.96  $  8.65    $   8.30   $   9.23   $  10.95  $  8.29  $  7.66  $  6.99
                     ========   ========  =======    ========   ========   ========  =======  =======  =======
TOTAL RETURN            21.12%     38.06%   10.87%   0.65%(c)      (5.22)%    37.76%   14.49%   19.56%  (26.11)%
RATIOS/SUPPLEMENTAL
DATA
 Net assets, end of
 period (in
 000's)............  $134,746   $129,275  $95,692    $105,569   $116,268   $141,672  $66,521  $54,880  $18,481
 Ratio of expenses
 to average net
 assets............      1.09%      1.23%    1.29%       1.28%*     1.22%      1.24%    1.37%    1.25%    1.54%
 Ratio of net
 investment income
 to average net
 assets(a).........      3.57%      4.09%    3.97%       4.35%*     2.87%      4.37%    5.75%    7.36%    7.25%
 Portfolio
 Turnover..........     89.51%*    59.88%   65.33%      37.55%*    90.11%     61.47%   28.05%   16.24%   24.98%
 Average commission
 rate paid(d)......  $ 0.0425   $ 0.0504      --          --         --         --       --       --       --
                      FOR THE PERIOD
                     JANUARY 4, 1989+
                      (COMMENCEMENT
                      OF OPERATIONS)
                            TO
                      SEPTEMBER 30,
                           1989
                     -------------------
NET ASSET VALUE,
BEGINNING OF
PERIOD.............      $ 10.00
                     -------------------
INCOME FROM
INVESTMENT
OPERATIONS
 Net investment
 income(a).........      0.40(e)
 Net realized and
 unrealized gain
 (loss) on
 investments.......         0.25
                     -------------------
  Total from
  investment
  operations.......         0.65
                     -------------------
DISTRIBUTIONS
 From net
 investment
 income(a).........        (0.40)
 In excess of net
 investment
 income............         0.00
 From net realized
 gain on
 investments.......         0.00
 From tax return of
 capital(b)........         0.00
                     -------------------
  Total
  distributions....        (0.40)
                     -------------------
NET ASSET VALUE,
END OF PERIOD......      $ 10.25
                     ===================
TOTAL RETURN                4.82%(c)(f)
RATIOS/SUPPLEMENTAL
DATA
 Net assets, end of
 period (in
 000's)............      $23,174
 Ratio of expenses
 to average net
 assets............         0.90%(e)*
 Ratio of net
 investment income
 to average net
 assets(a).........         3.88%*
 Portfolio
 Turnover..........        12.96%*
 Average commission
 rate paid(d)......          --

-------------------
*   Annualized.
+   Commencement of operations.
(a) Distributions from REIT investments generally include a return of capital. For financial reporting purposes, through September 30, 1993, the Fund recorded all distributions received, including the returns of capital, as net investment income.
(b) Historically, the Fund has distributed to its shareholders amounts approximating dividends received from the REITs. As more fully explained in
    Note 2 of the financial statements, the Fund, for the fiscal year ended September 30, 1994, adopted an accounting pronouncement affecting the presentation of distributions to shareholders. The financial highlights for the years ended September 30, 1991 through 1993 have not been restated.
(c) Not annualized.
(d) Required disclosure for fiscal years beginning after September 1, 1995 pursuant to SEC regulations.
(e) The Investment Manager has reimbursed the Fund for certain expenses during the period from the effective date until investment operations commenced. The ratio of expenses to average net assets for the period January 4, 1989 to September 30, 1989 would otherwise have been 1.00%.
(f) Total return would have been lower if certain expenses were not waived during the period indicated.

                             INVESTMENT OBJECTIVE

  The Portfolio's investment objective is to obtain high total return consistent with reasonable risk by investing primarily in equity securities of public companies principally engaged in the real estate business. Each investment will be selected based upon a determination by the Adviser that the anticipated total return, considering both income and potential for capital appreciation, is high relative to the risk assumed. There can be no assurance that the Portfolio will achieve its objective and the Portfolio may not achieve as high a total return as other investment companies that invest in a broader universe of securities. The Portfolio's investment objective is a fundamental policy and may be changed only by the affirmative vote of the holders of a majority of the Portfolio's shares.

                              INVESTMENT POLICIES

  The Portfolio seeks to achieve its objective by investing in equity securities of public companies principally engaged in the real estate business. A company is "principally engaged" in the real estate business if at least 50% of the fair market value of its assets, as determined by the Adviser, consists of interests in, or at least 50% of its gross income or net profits are derived from the ownership, construction, management, financing or sale of, residential, commercial, or industrial real estate. Equity securities in which the Portfolio may invest are limited to common and preferred stocks, convertible bonds and convertible preferred stocks and warrants. All equity securities in which the Portfolio invests will be listed on a U.S. national securities exchange or traded in the over-the-counter market.

  Total return is composed of current income and capital appreciation. Under normal circumstances, the Portfolio will seek to maintain a balanced portfolio of securities which are income producing and securities which offer potential for capital appreciation.

  Under normal conditions, at least 65% of the Portfolio's total assets will be invested in the equity securities of companies, a majority of whose assets are represented by the ownership of real property, including leasehold interests. Such companies may include equity, mortgage and hybrid REITs and other companies with substantial real estate holdings. Although not an investment policy of the Portfolio, it is anticipated that under normal circumstances approximately 60% to 90% of the Portfolio's total assets will be invested in REITs and that a majority of the Portfolio's REIT investments will consist of equity securities of equity and hybrid REITs.

  The Portfolio may invest up to 35% of its total assets in equity securities of companies not principally engaged in the real estate business (as defined above) but nonetheless engaged in businesses related thereto. These companies may include manufacturers and distributors of building supplies, financial institutions
which make or service mortgages, and companies whose real estate assets are substantial relative to the companies' stock market valuations, such as retailers, railroads and paper and forest products companies.

  When the Adviser believes that market conditions warrant a defensive position, up to 100% of the Portfolio's assets may be held in cash and short-term investments. See "SHORT-TERM INVESTMENTS AND REPURCHASE AGREEMENTS" below for a description of the types of short-term instruments in which the Portfolio may invest for temporary defensive purposes. When the Portfolio is in a defensive position, it may not necessarily be pursuing its stated investment objective.

                           OTHER INVESTMENT POLICIES

SHORT-TERM INVESTMENTS
  In order to earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in domestic and foreign money market instruments including certificates of deposit, bankers acceptances, time deposits, U.S. Government obligations, U.S. Government agency securities, short-term corporate debt securities, and commercial paper rated A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

  The Fund has received permission from the Securities and Exchange Commission (the "SEC") to deposit the daily uninvested cash balances of the Fund's Portfolios, as well as cash for investment purposes, into one or more joint accounts and to invest the daily balance of the joint accounts in the following short-term investments: fully collateralized repurchase agreements, interestbearing or discounted commercial paper including dollar-denominated commercial paper of foreign issuers, and any other short-term money market instruments including variable rate demand notes and tax-exempt money instruments. By entering into these investments on a joint basis, it is expected that a Portfolio may earn a higher rate of return on investments relative to what it could earn individually.

  The Fund has received permission from the SEC for each of its Portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio. (See "INVESTMENT COMPANIES.")

REPURCHASE AGREEMENTS
  The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' acceptances and other securities outlined above under "SHORT-TERM INVESTMENTS." In a repurchase agreement, the Portfolio buys a security and simultaneously commits to sell it back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller is required to maintain the value of securities subject to the agreement at not less than 100% of the repurchase price. The value of the securities will be evaluated daily, and the Adviser will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence.

  The use of repurchase agreements involves certain risks. For example, a default by the seller under an agreement may cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

  The Fund has received permission from the SEC to pool daily uninvested cash balances of the Fund's Portfolios in order to invest in repurchase agreements on a joint basis. By entering into joint repurchase agreements, a Portfolio may incur lower transaction costs and earn higher rates of interest on joint repurchase agreements. Each Portfolio's contribution would determine its return from a joint repurchase agreement. (See "SHORT-TERM INVESTMENTS.")

LENDING OF SECURITIES
  The Portfolio may lend its investment securities to qualified institutional investors as a means of earning income. The Portfolio will not loan securities to the extent that greater than one-third of its assets at fair market value would be committed to loans. During the term of a loan, the Portfolio is subject to a gain or loss depending on any increase or decrease in the market price of the securities loaned. Lending of securities is subject to review by the Fund's Board of Trustees. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions about securities lending.

  An investment company may pay reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by its Board of Trustees. The Portfolios will continue to retain any voting rights with respect to loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

PORTFOLIO TURNOVER
  Portfolio turnover is not anticipated to exceed 75%. In addition to Portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" for more information on taxation). The Portfolio will not normally en-gage in short-term trading, but reserves the right to do so. The table set forth in "Financial Highlights" presents the Portfolio's historical portfolio turnover ratios.

INVESTMENT COMPANIES
  The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of the Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. The Portfolio will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Portfolio.

  The Fund has received permission from the SEC to allow each of its Portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio provided that the investment is consistent with the Portfolio's investment policies and restrictions. Based upon the Portfolio's assets invested in the DSI Money Market Portfolio, the Portfolio's adviser will waive its investment advisory fee and any other fees earned as a result of the Portfolio's investment in the DSI Money Market Portfolio. The Portfolio will bear expenses of the DSI Money Market Portfolio on the same basis as all of its other shareholders.

RESTRICTED SECURITIES
  The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's Board of Trustees, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of a Portfolio's investment limitations. The Portfolio may also invest up to 15% of its net assets in illiquid securities. Prices realized from sales of these securities could be more or less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities.

REAL ESTATE INVESTMENT TRUSTS
  A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

  REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans; and a hybrid REIT invests in both real estate equities and mortgages. Although not an investment policy of the Portfolio, it is anticipated that under normal circumstances, approximately 10% to 15% of the REITs in which the Portfolio invests will have operating histories of less than three years.

                            INVESTMENT LIMITATIONS
  The Portfolio will not:

  (a) with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities);

  (b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

  (c) invest more than 5% of its assets at the time of purchase in the securities of companies (other than securities of REITs) that have (with predecessors) a continuous operating history of less than 3 years;

  (d) make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements or by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amended, or the Rules and Regulations or interpretations of the SEC;

  (e) (i) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Portfolio's total assets valued at the lower of market or cost, and (ii) a Portfolio may not purchase additional securities when borrowings exceed 5% of total assets; or

  (f) pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.

  The Portfolio's investment objective and investment limitations (a), (b),
(d), and (e)(i) listed above are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Portfolio. The other investment limitations described here and those not specified as fundamental in the SAI as well as the Portfolio's investment policies are not fundamental and the Fund's Board of Trustees may change them without shareholder approval upon reasonable notice to investors.

                              PURCHASE OF SHARES

  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor"), without a sales commission at the net asset value per share next determined after an order is received by the Fund or its designated Service Agent and payment is received by the Custodian. (See "VALUATION OF SHARES.") The minimum initial investment required is $2,500, except that institutions purchasing shares of the Portfolio on behalf of accounts maintained by the institution may aggregate such accounts to satisfy the minimum initial investment requirement. Certain exceptions may be permitted by the officers of the Fund.

  Shares of the Portfolio may be purchased by customers of brokers-dealers or other financial intermediaries ("Service Agents") which have established a shareholder servicing relationship with the Fund on behalf of their customers. Service Agents may impose additional or different conditions on purchases or redemptions of Portfolio shares and may charge transaction or other account fees. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding additional or different purchase or redemption conditions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Fund from the Fund assets attributable to the Service Agent, which would not be imposed if shares of the Portfolio were purchased directly from the Fund or the Distributor. Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the Fund. A salesperson and any other person entitled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Fund.

  Service Agents, or if applicable, their designees, that have entered into agreements with the Fund or its agent may enter confirmed purchase or redemption orders on behalf of clients and customers, with payment to follow no later than a Portfolio's pricing on the following business day. If payment is not received by the Fund's Sub-Transfer Agent, Chase Global Funds Services Company, by such time, the Service Agent could be held liable for resulting fees or losses. A Portfolio may be deemed to have received a purchase or redemption order when a Service Agent, or, if applicable, its authorized designee, accepts the order. Orders received by the Fund in proper form will be priced at the Portfolio's net asset value next computed after they are accepted by the Service Agent or its authorized designee. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

INITIAL INVESTMENTS
  BY MAIL

  . Complete and sign an Application and mail it together with a check made payable to UAM Funds to:

                                UAM Funds Trust
                           UAM Funds Service Center
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

  Payment for purchases of shares received by mail will be credited to your account at the net asset value per share of the Portfolio next determined after receipt. Payment does not need to be converted into Federal Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve Bank) before the Fund will accept it for investment. The Fund will not accept third-party checks to purchase shares of a Portfolio. If you purchase shares by check, please be sure that your check is made payable to the "UAM Funds."

  BY WIRE

  . Telephone the UAM Funds Service Center and provide the account name, address, telephone number, social security or taxpayer identification number, the Portfolio selected, the amount being wired and the name of the bank wiring the funds. The call must be received prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) to receive that day's price. An account number will then be provided to you in addition to wiring instructions. Next,

  . instruct your bank to wire the specified amount to the Fund's Custodian:

                           The Chase Manhattan Bank
                                ABA #021000021
                                   UAM Funds
                             DDA Acct. #9102772952
                          Ref: Portfolio Name_______________
                          Your Account Number_______________
                           Your Account Name________________
                          Wire Control Number_______________
                  (assigned by the UAM Funds Service Center)

  . Forward a completed Application to the Fund at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the NYSE and the Custodian Bank are open for business.

  . To be sure that a bank wire order is received on the same day it is sent, an investor's bank should wire funds as early in the day as possible. The bank sending funds may charge for this service. The Fund's agent reserves the right to charge investors for receipt of wired funds, but no charge is currently imposed by this service. It is necessary to obtain a new wire control number every time money is wired into an account in a Portfolio. Wire control numbers are effective for one transaction only and cannot be used more than once. Wired money that is not properly identified with a currently effective wire control number will be returned to the bank from which it was wired and will not be credited to the shareholder's account.

ADDITIONAL INVESTMENTS
  Additional investments can be made at any time. Subsequent investments will be accepted in any amount. Shares may be purchased at net asset value by mailing a check to the UAM Funds Service Center (made payable to "UAM Funds") at the above address or by wiring money to the Custodian Bank using the instructions outlined above. When making additional investments, be sure that the account number, account name and the Portfolio to be purchased are identified on the check or wire. Prior to wiring additional investments, notify the UAM Funds Service Center by calling the number on the cover of this Prospectus. Mail orders should include, when possible, the "Invest by Mail" stub which accompanies any Fund confirmation statement.

PURCHASE BY ACH
  If you have made this election, shares of a Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the appropriate sections of the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least 15 days prior to your initiating an ACH transaction. (See "SHAREHOLDER SERVICES -- AUTOMATIC INVESTMENT PLAN.")

OTHER PURCHASE INFORMATION
  Investments received by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) will be invested at the price calculated after the NYSE closes on that day. Investments received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open. The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. The Portfolios are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Portfolio's performance and its shareholders.

Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any purchase request, with respect to such investor's account. Such investors also may be barred from purchasing other Portfolios of the Fund. Purchases of shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

IN-KIND PURCHASES
  If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio, as described in this Prospectus. Securities to be exchanged which are accepted by the Fund will be valued as described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. Shares issued by a Portfolio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

  The Fund will not accept securities in exchange for shares of a Portfolio unless:

  . at the time of exchange, such securities are eligible to be included in the Portfolio (current market quotations must be readily available for such securities);

  . the investor represents and agrees that all securities offered to be exchanged are liquid securities and not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933, or otherwise; and

  . the value of any such securities (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Portfolio will not exceed 5% of the net assets of the Portfolio immediately after the transaction.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for Federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

                             REDEMPTION OF SHARES

  Shares of the Portfolio may be redeemed by mail or telephone at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemption request. No charge is made for redemptions. Any redemption may be more or less than the purchase price of the shares depending on the market value of investment securities held by the Portfolio.

BY MAIL
  Address requests for redemption to the UAM Funds Service Center. Requests to redeem shares must include:

  .  share certificates, if issued;

  . a letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

  . any required signature guarantees (see "SIGNATURE GUARANTEES"); and

  . any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE
  A redemption request by telephone requires the following:

  . establish the telephone redemption privilege (and if desired, the wire redemption privilege) by completing appropriate sections of the Application; and

  . call the Fund and instruct that the redemption proceeds be mailed to you or wired to your bank.

  The following tasks cannot be accomplished by telephone:

  . changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed); and

  . redemption of certificated shares by telephone.

  The Fund and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Fund or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Sub-Transfer Agent do not employ the procedures described above. Neither the Fund nor the Sub-Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

SIGNATURE GUARANTEES
  Signature guarantees are required for the following redemptions:

  . redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

  . redemptions where the proceeds are to be sent to someplace other than the registered address; or

  . share transfer requests.

  Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

OTHER REDEMPTION INFORMATION
  The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the UAM Funds Service Center of a redemption request in proper form. Although the Fund will redeem shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending determination that the check has cleared. Investors should consider purchasing shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds. The Fund may suspend the right of redemption or postpone the date at times when either the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

  If the Fund's Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

  The Portfolio reserves the right to liquidate any account that is below fifty percent of the required minimum initial investment amount for the Portfolio as set forth in the Prospectus, where the reduction in value has occurred due to a redemption or exchange out of the account. If at any time your total investment does not have a value of at least fifty percent of the required minimum initial investment amount, you may be notified that the value of your account is below the Portfolio's minimum account balance requirement. You would then be allowed 60 days to make an additional investment before the account is liquidated. Retirement ac-counts and certain other accounts will not be subject to automatic liquidation. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                             SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE
  Institutional Class Shares of the Portfolio may be exchanged for Institutional Class Shares of any other UAM Funds Portfolio. (See the list of Portfolios of the UAM Funds -- Institutional Class Shares at the end of this Prospectus.) Exchange requests should be made by contacting the UAM Funds Service Center.

  Any exchange will be based on the net asset value of the shares involved. There is no sales commission or charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. Call the UAM Funds Service Center for a copy of the Prospectus for the Portfolio(s) in which you are interested. Exchanges can only be made with Portfolios that are qualified for sale in a shareholder's state of residence.

  Exchange requests may be made either by mail or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges received prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) will be processed as of the close of business on the same day. Requests received after the close of regular trading on the NYSE will be processed on the next business day. The Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. If the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any exchange request, with respect to such investor's account. Such investors also may be barred from exchanging into other Portfolios of the Fund. For additional information regarding responsibility for the authenticity of telephoned instructions, see "REDEMPTION OF SHARES -- BY TELEPHONE". An exchange into another UAM Funds Portfolio is a sale of shares and may result in a gain or loss for income tax purposes.

AUTOMATIC INVESTMENT PLAN
  An Automatic Investment Plan permits shareholders of the Portfolio with a minimum value of $2,500 or more to purchase shares automatically (minimum of $100 per transaction) at regular intervals selected by the shareholder. Provided the shareholder's bank or other financial institution allows automatic withdrawals, shares are purchased by transferring funds via the Automated Clearing House ("ACH"). Investments made through ACH will be automatically transferred from a shareholder's checking, bank money market or NOW account designated by the shareholder. Such withdrawals are made electronically, if the shareholder's bank or financial institution so permits, or by pre-authorized checks or drafts drawn on the shareholder's bank or other account. The bank or financial institution must be a member of ACH. At the shareholder's option, the account designated will be debited in the specified amount, and shares will be purchased monthly or quarterly.

  To establish an Automatic Investment Plan, a shareholder must complete the appropriate sections of the Account Application and mail it to Chase Global Funds Services Company. A shareholder may cancel his/her participation or change the amount of purchase at any time by mailing written notification to Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798 and notification generally will be effective three business days following receipt. The Fund may modify or terminate this privilege at any time, or may charge a service fee, although no such fee currently is contemplated.

SYSTEMATIC WITHDRAWAL PLAN
  Any shareholder whose account balance totals at least $10,000 may establish a Systematic Withdrawal Plan under which an amount pre-determined by the shareholder (but at least $100) is automatically redeemed from the shareholder's account either monthly or quarterly. A shareholder may participate in the Systematic Withdrawal Plan by using ACH. Redemptions made through ACH will be automatically transferred to the shareholder's bank or other similar financial institution account or a properly designated third party. The bank or financial institution must be a member of ACH. Redemptions ordinarily are made on the third business day of the month and payments ordinarily will be transmitted within five business days after the redemption date. Because the prices of Fund shares fluctuate, the number of shares redeemed to finance systematic withdrawal payments of a given amount will vary from payment to payment. If a shareholder owns shares in more than one Portfolio, the shareholder must designate the Portfolio from which the redemptions under a Systematic Withdrawal Plan should be made. A Systematic Withdrawal Plan may be terminated or suspended at any time by the Fund. A shareholder may elect at any time, in writing, to terminate participation in the Systematic Withdrawal Plan. Such written election must be sent to and received by the Fund before a termination becomes effective. There is currently no charge to the shareholder for a Systematic Withdrawal Plan.

                              VALUATION OF SHARES

  The net asset value of the Portfolio is determined by dividing the value of the Portfolio's assets attributable to the class, less any liabilities attributable to the class, by the total number of shares outstanding attributable to the class. The net asset value per share of the Portfolio is determined as of the close of the NYSE on each day that the NYSE is open for business.

  Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the current asked prices nor less than the current bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

  Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value.

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

                           PERFORMANCE CALCULATIONS

  The Portfolio measures performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. Yield and total return are calculated separately for each class of the Portfolio.

  Yield refers to the income generated by an investment in the Portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

  Total return is the change in value of an investment in the Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  Performance will be calculated separately for Institutional Class and Advisor Class Shares. Dividends paid by the Portfolio with respect to Institutional Class and Advisor Class Shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service and distribution fees relating to Advisor Class Shares will be borne exclusively by that class.

  The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in the Portfolio's SAI. This information may also be included in sales literature and advertising.

  The Portfolio's Annual Report to Shareholders, for its most recent fiscal year end contains additional performance information that includes comparisons with appropriate indices. The Annual Report is available without charge. To receive an Annual Report, contact the UAM Funds Service Center at the address and telephone number on the cover of this Prospectus.

               DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net investment income (for tax purposes) to shareholders in quarterly dividends. If any net capital gains are realized, the Portfolio will normally distribute them annually.

  All dividends and capital gains distributions will be automatically reinvested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive the distributions in cash.

FEDERAL TAXES
  The Portfolio intends to qualify as a "regulated investment company" under subchapter M of the Code, for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders in the form of dividends. To do this, the Portfolio must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

  Dividends paid by the Portfolio from net investment income, whether in cash or reinvested in shares, are taxable to shareholders as ordinary income.

  Short-term capital gains will be taxed as ordinary income. Long-term or mid-term capital gains distributions are taxed as long-term or mid-term capital gains, as the case may be. Shareholders will be notified annually of dividend income earned for tax purposes.

  Dividends declared in October, November and December to shareholders of record in such a month and paid in January of the following year will be treated as if they had been paid by the Fund and received by the shareholders on December 31.

  The Fund is required by Federal law to withhold 31% of reportable payments paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify that your Social Security or Taxpayer Identification Number you have provided is correct and that either you are not currently subject to backup withholding or you are exempt from backup withholding. This certification must be made on the Application or on a separate form supplied by the Fund.

  Dividends and interest received by the Portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes reduce the Portfolio's dividends but are included in the taxable income reported on your tax statement if the Portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.

                              INVESTMENT ADVISER

  Heitman/PRA Securities Advisors, Inc. (the "Adviser") is a corporation formed in 1994 and is located at 180 North LaSalle Street, Suite 3600, Chicago, Illinois 60601. The Adviser is an indirect wholly-owned subsidiary of United Asset Management Corporation ("UAM"), a holding company, and provides investment management services to corporations, pension and profit-sharing trusts, endowments, foundations and other tax-exempt institutional investors.

  As compensation for the services rendered by the Adviser under the Agreement, the Portfolio pays the Adviser an annual fee, in monthly installments, calculated by applying the following annual percentage rate to the Portfolio's average daily net assets for the month.

                                                              RATE
                                                              ----
   Heitman/PRA Real Estate Portfolio........... 0.75% of the first $100 million;
                                                plus 0.65% in excess of $100
                                                million.

  The fees paid by the Portfolio, although higher than the investment advisory fees paid by most other mutual funds, is comparable to the fees paid for similar services by many funds with similar investment objectives and policies.

  The Adviser may compensate its affiliated companies for referring investors to the Portfolio. The Distributor, UAM, the Adviser, or any of their affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Fund, a Portfolio or any Class of Shares of the Portfolio. Payments made for any of these purposes may be made from its revenues, its profits or any other source available to it. When such service arrangements are in effect, they are made generally available to all qualified service providers.

  The Adviser and ACG Capital Corporation ("ACG"), which is the distributor of the Advisor Class Shares, have entered into a marketing services agreement with respect to the sale of certain Institutional Class Shares. Under the marketing services agreement, the Adviser will pay ACG additional compensation in the amount of .25 of 1% of the net asset value of the Fund represented by Institutional Class Shares purchased by investors introduced to the Adviser by ACG. In addition, the Adviser has agreed to make certain continuing payments to ACG in the event that the marketing services agreement is terminated (as long as ACG remains registered as a broker/dealer). However, if the Adviser terminates the agreement for "cause" or if ACG terminates its distribution agreement with the Fund, ACG is not entitled to such continuing payments. Finally, the agreement provides that ACG will not serve as a distributor of any other open-end registered investment company that invests primarily in shares of REITs (subject to a limited exception) and that the Adviser will not offer sponsor, advise or otherwise promote any open-end registered investment company for which ACG is not the distributor, subject to certain exceptions.

  Under the Investment Advisory Agreement, (the "Agreement") with the Fund, dated as of March 2, 1998, the Adviser manages the investment and reinvestment of the Portfolio's assets. The Adviser must adhere to the stated investment objective and policies of the Portfolio, and is subject to the control and supervision of the Fund's Trustees.

  The investment professionals of the Adviser who are primarily responsible for the day-to-day management of the Portfolio and a description of their business experience during the past five years are as follows:

  DEAN A. SOTTER -- Mr. Sotter is President of the Adviser with overall responsibility for portfolio management and marketing. Prior to joining the Adviser, Mr. Sotter was a Partner of PRA Securities Advisors, L.P. He was a Portfolio Manager and Vice President of JMB Institutional Realty Corporation from 1985-1992, where his responsibilities included property level analysis, budgeting and valuation as well as financial reporting and client communications.

  TIMOTHY J. PIRE -- Mr. Pire is Vice President of the Adviser with responsibility for portfolio management, investigation and analysis of publicly traded real estate securities and implementation of the investment strategy through portfolio management. Prior to joining the Adviser, Mr. Pire served as a Research Analyst with PRA Securities Advisors, L.P., and he was an Associate Appraiser with Lyon, Skelte & Speirs in Seattle, Washington from 1990-1992 where he was involved in valuation of commercial real estate and writing full narrative appraisals.

  RANDALL E. NEWSOME -- Mr. Newsome is Vice President of the Adviser with responsibility for portfolio management, investigation and analysis of publicly traded real estate securities and implementation of the investment strategy through portfolio management. Mr. Newsome also oversees the Adviser's trading positions. Prior to joining the Adviser, Mr. Newsome served as a Research Analyst with PRA Securities Advisors, L.P. and he was a Vice President with The Stratus Corporation in Chicago, Illinois from 1989-1993 where he was responsible for property management, leasing and construction management.

                            ADMINISTRATIVE SERVICES

  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM, is responsible for performing and overseeing administrative, fund accounting, dividend disbursing and transfer agent services provided to the Fund and its Portfolios. UAMFSI's principal office is located at 211 Congress Street, Boston, MA 02110. UAMFSI has subcontracted some of these services to Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, by a Mutual Funds Service Agreement dated June 30, 1997. CGFSC is located at 73 Tremont Street, Boston, MA 02108.

  The Portfolio pays UAMFSI a two part monthly fee: a Portfolio specific fee which is retained by UAMFSI and a sub-administration fee which UAMFSI in turn pays to CGFSC. The following Portfolio specific fee is calculated from the aggregate net assets of the Portfolio:

                                                                     ANNUAL RATE
                                                                     -----------
   Heitman Real Estate Portfolio....................................    0.06%

  CGFSC's monthly fee for its services is calculated on an annualized basis as follows:
  0.19 of 1% of the first $200 million of combined UAM Funds net assets;
  0.11 of 1% of the next $800 million of combined UAM Funds net assets;
  0.07 of 1% of combined UAM Funds net assets in excess of $1 billion but less than $3 billion;
  0.05 of 1% of combined UAM Funds net assets in excess of $3 billion.

  Fees are allocated among each Portfolio of the Fund on the basis of its relative assets and are subject to a graduated minimum fee schedule per Portfolio, which starts at $2,000 per month and increases to $70,000 annually after two years. If a separate class of shares is added to a Portfolio, its minimum annual fee increases by $20,000.

                                  DISTRIBUTOR

  UAM Fund Distributors, Inc., a wholly-owned subsidiary of UAM, with its principal office located at 211 Congress Street, Boston, MA 02110, distributes shares of the Fund. Under the Distribution Agreement (the "Agreement"), the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of Fund shares. The Distributor does not receive any fee or other compensation under the Agreement with respect to the Heitman Real Estate Portfolio -- Institutional Class Shares offered in this Prospectus. The Agreement continues in effect as long as it is approved at least annually by the Fund's Board of Trustees. Those approving the Agreement must include a majority of Trustees who are neither parties to the Agreement nor interested persons of any such party. The Agreement provides that the Fund will bear costs of registration of its shares with the SEC and various states as well as the printing of its prospectuses, its SAIs and its reports to shareholders.

                            PORTFOLIO TRANSACTIONS

  The Advisory Agreements authorize the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios and direct the Adviser to use its best efforts to obtain the best available price and most favorable execution for all transactions of the Portfolios. The Adviser may, however, consistent with the interests of the Portfolio, select brokers on the basis of research, statistical and pricing services they or their affiliates provide to the Portfolios. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolios and the Adviser's other clients.

  Although not a typical practice, the Adviser may place portfolio orders with qualified broker-dealers who refer clients to the Adviser.

  If a purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more other clients served by the Adviser is considering a purchase at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, allocations are subject to periodic review by the Fund's Trustees.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS
  The Fund was organized as a Delaware business trust on May 18, 1994 under the name "The Regis Fund II". On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust." The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without further action by shareholders.

  The shares of the Portfolio are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. They have noncumulative voting rights, which means that holders of more than 50% of shares voting for the election of Trustees can elect 100% of the Trustees. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

  As of May 29, 1998, Charles Schwab & Company, Inc., 101 Montgomery Street, San Francisco, CA 94104, held of record 30% of the outstanding shares of the Portfolio. The persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the Portfolio. As a result, these persons or organizations could have the ability to vote a majority on any matter requiring the approval of shareholders of the Portfolio.

  Both Institutional Class and Advisor Class Shares represent an interest in the same assets of a Portfolio. Advisor Class Shares impose a sales load and bear certain expenses related to shareholder servicing and distribution of such shares. Advisor Class Shares have exclusive voting rights for matters relating to such distribution expenditures. The Board of Trustees has authorized an Institutional Service Class of shares which is not currently offered by this Portfolio. Information about the Advisor Class Shares of the Portfolios is available upon request by contacting the UAM Funds Service Center.

  Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Fund has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholder communications in such matters to the extent required by the undertaking.

CUSTODIAN
  The Chase Manhattan Bank serves as Custodian of the Fund's assets.

INDEPENDENT ACCOUNTANTS
  Price Waterhouse LLP serves as the independent accountants for the Fund.

REPORTS
  Shareholders receive unaudited semi-annual financial statements and audited annual financial statements.

SHAREHOLDER INQUIRIES
  Shareholder inquiries may be made by contacting the UAM Funds Service Center at the address or telephone number on the cover of this Prospectus.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                    UAM FUNDS -- INSTITUTIONAL CLASS SHARES

Acadian Emerging Markets Portfolio
Acadian International Equity Portfolio
BHM&S Total Return Bond Portfolio
Chicago Asset Management Intermediate Bond Portfolio
Chicago Asset Management Value/Contrarian Portfolio
C&B Balanced Portfolio
C&B Equity Portfolio
C&B Equity Portfolio for Taxable Investors
C&B Mid Cap Equity Portfolio
DSI Balanced Portfolio
DSI Disciplined Value Portfolio
DSI Limited Maturity Bond Portfolio
DSI Money Market Portfolio
FMA Small Company Portfolio
FPA Crescent Portfolio
Hanson Equity Portfolio

Heitman Real Estate Portfolio
ICM Equity Portfolio
ICM Fixed Income Portfolio
ICM Small Company Portfolio

Jacobs International Octagon Portfolio
McKee Domestic Equity Portfolio
McKee International Equity Portfolio
McKee Small Cap Equity Portfolio
McKee U.S. Government Portfolio
MJI International Equity Portfolio
NWQ Balanced Portfolio
NWQ Small Cap Value Portfolio
NWQ Special Equity Portfolio
NWQ Value Equity Portfolio
Rice, Hall, James Small Cap Portfolio
Rice, Hall, James Small/Mid Cap Portfolio
Sirach Bond Portfolio
Sirach Equity Portfolio
Sirach Growth Portfolio
Sirach Special Equity Portfolio
Sirach Strategic Balanced Portfolio
SAMI Preferred Stock Income Portfolio
Sterling Partners' Balanced Portfolio
Sterling Partners' Equity Portfolio
Sterling Partners' Small Cap Value Portfolio
TS&W Balanced Portfolio
TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio

                                 APPLICATION
                          INSTITUTIONAL CLASS SHARES

UAM FUNDS
REGULAR MAIL: UAM Funds
              P.O. Box 2798
              Boston, MA 02208-2798

Express Mail: UAM Funds
              73 Tremont Street, 9th Floor
              Boston, MA 02108-3913

FOR HELP WITH THIS APPLICATION, OR FOR MORE
   INFORMATION, CALL US TOLL FREE: 1-800-638-7983.

                  Distributed by UAM Fund Distributors, Inc.

--------------------------------------------------------------------------------
  1  YOUR ACCOUNT REGISTRATION (Check one box.)
--------------------------------------------------------------------------------
 [_] Individual or Joint Account

     ----------------------------------------------------------------
     Owner's Name: First, Initial, Last
                                        [_][_][_]-[_][_]-[_][_][_][_]
                                        Owner's Social Security Number

     ----------------------------------------------------------------
     Joint Owner's Name: First, Initial, Last
                                        [_][_][_]-[_][_]-[_][_][_][_]
                                        Joint Owner's Social Security Number

     Joint accounts will be registered joint tenants with right of survivorship unless otherwise indicated.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 [_] Trust         [_] Exempt         [_] Non-Exempt         [_] Qualified Plan

     ----------------------------------------------------------------
     Trustee(s)' Name

     ----------------------------------------------------------------
     Name of Trust Agreement

     ----------------------------------------------------------------
     Beneficiary's Name

     [_][_]-[_][_][_][_][_][_][_]       -----------------------------
     Taxpayer's ID                          Date of Trust Agreement

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 [_] Custodial/Gift to Minors

     ----------------------------------------------------------------
     Custodian's Name: First, Initial, Last

     ----------------------------------------------------------------
     Minor's Name: First, Initial, Last

     ----------------------------------------------------------------
     Minor's Social Security Number

     ----------------------------------------------------------------
     Minor's State of residence

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 [_] *Corporation, Partnership or Other Entity

     Type:    [_]    Corp.      [_]    Partnership     [_]    Other

     ----------------------------------------------------------------
     Name of Corp. or Other Entity
     [_][_]-[_][_][_][_][_][_][_]          [_] Exempt      [_] Non-Exempt
     Taxpayer ID Number

     * Please enclose a corporate resolution which identifies individuals authorized to conduct transactions in this account.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
--------------------------------------------------------------------------------
  2  ADDRESS
--------------------------------------------------------------------------------

     ----------------------------------------------------------------
     Street or P.O. Box Number

     ----------------------------------------------------------------
     City                     State                     Zip Code

     (      )                           (      )
     -------------------------------    -----------------------------
     Daytime Phone                      Evening Phone

     Citizenship:  [_]  U.S.   [_] Resident-    [_] Non-        ----------------
                                   Alien            Resident    Specify Country
                                                    Alien

--------------------------------------------------------------------------------
  3  INVESTMENT
--------------------------------------------------------------------------------

Fill in the name of the Portfolio EXACTLY AS IT APPEARS ON THE FRONT OF THE
PROSPECTUS.                                      Fund Code
                                                               $
--------------------------------------------  ---------------   ----------------
                                                               $
--------------------------------------------  ---------------   ----------------
                                       TOTAL                   $
                                                                ----------------


--------------------------------------------------------------------------------
  4  METHOD OF PAYMENT
--------------------------------------------------------------------------------

 A.[_] Check (payable to UAM Funds) An Account No. will be assigned.
 B.[_] This application confirms my prior wire purchase on (date): _____________ I was assigned the following wire reference control number:____________________

--------------------------------------------------------------------------------
  5  DIVIDEND & CAPITAL GAINS
--------------------------------------------------------------------------------
 Unless otherwise instructed, all distributions will be reinvested in additional shares.

 All dividends are to be               [_] reinvested       [_] paid in cash
 All capital gains are to be           [_] reinvested       [_] paid in cash

--------------------------------------------------------------------------------
  6  ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Owner's Occupation                               Owner's Date of Birth

--------------------------------------------------------------------------------
Employer's Name

--------------------------------------------------------------------------------
Employer's Address

--------------------------------------------------------------------------------
Joint Owner's Occupation                         Joint Owner's Date of Birth

--------------------------------------------------------------------------------
Joint Owner's Employer's Name

--------------------------------------------------------------------------------
Joint Owner's Employer's Address

--------------------------------------------------------------------------------
  7  BROKER-DEALER/FINANCIAL PLANNER
     INFORMATION
--------------------------------------------------------------------------------

---------------------------------------      -----------------------------------
Dealer Name                                  Address of office servicing account
(as it appears on Selling Group
  Agreement)

                                             -----------------------------------
                                             City              State    Zip Code
---------------------------------------
Address of home office


                                             -----------------------------------
                                             Representative's Name, Number,
---------------------------------------        Branch Number
City           State           Zip Code


                                             -----------------------------------
                                             Representative's telephone number
---------------------------------------
Authorized signature of dealer

--------------------------
  For Internal Use Only

 Source: _______________
 Code: _________________
--------------------------

--------------------------------------------------------------------------------
  8  INTERESTED PARTY:
--------------------------------------------------------------------------------

 In addition to the account statement sent to your registered address, you may also have a Monthly Consolidated Statement Mailed to up to ten (10) interested parties (tax adviser, 401(k) Plan Administrator, Financial Planner, etc.). Please add a sheet with additional interested party names and addresses.


--------------------------------------  ----------------------------------------
                 Name                          Firm Name (if applicable)


---------------------------------------------------
                     Address

----------------------------------------------  -------------  -----------------
                     City                           State           Zip Code

--------------------------------------------------------------------------------
  9  AUTOMATIC INVESTMENT PLAN (AIP)
--------------------------------------------------------------------------------

 An account balance of at least $2,500 is required.

 I hereby authorize and direct the agent to draw on my (our) bank account on a periodic basis, as indicated in section 11, for investment in my (our) account. Attached is a voided check of the bank account I/we wish to use (Initial investments may not be made through the Automatic Investment Plan.) Please note this privilege will be effective 15 days after UAM Funds receives this application. If no date is chosen below, your bank account will be debited on the 15th of the month.

 PREFERRED INVESTMENT SCHEDULE (PLEASE CHECK ONE):

 [_]  Monthly        [_]  Quarterly       [_]  Semi-Annually       [_]  Annually

 Begin investment on (Enter month/year):
                                        -------------------------------------

 Debit My (Our) Bank Account and Invest as Follows ($100 Minimum Per Account):

                                                       $
 -------------------------------------------------------------------------------
 Fund                                                   Amount

                                                       $
 -------------------------------------------------------------------------------
 Fund                                                   Amount

                                                       $
 -------------------------------------------------------------------------------
 Fund                                                   Amount
--------------------------------------------------------------------------------
               Please be sure to complete the back of this form.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10 SYSTEMATIC WITHDRAWAL PLAN (SWP)
--------------------------------------------------------------------------------

 An account balance of at least $10,000 is required.

 PREFERRED WITHDRAWAL SCHEDULE:
 [_] Monthly  [_] Quarterly  [_] Semi-Annually  [_] Annually

                                 [_] 1st    or    [_] 15th
--------------------------------------------------------------------------------
 begin withdrawals on (enter month/year)          day of month

 I ELECT TO RECEIVE A PERIODIC PAYMENT OF ($100 MINIMUM PER ACCOUNT):

                                                     $
--------------------------------------------------------------------------------
 Fund                                                 Amount

                                                     $
--------------------------------------------------------------------------------
 Fund                                                 Amount

                                                     $
--------------------------------------------------------------------------------
 Fund                                                 Amount

--------------------------------------------------------------------------------
11 BANK INFORMATION
--------------------------------------------------------------------------------

 FOR ACH, WIRE REDEMPTIONS, AIP AND SWP

 Your bank account information must be on file in order to exercise telephone investment privileges. The account name(s) below must match exactly at least one name in section 1. A blank, voided check is necessary to provide account and bank routing information and must accompany this application.

--------------------------------------------------------------------------------
 name of bank                                   ABA number

                                    [_] checking        [_] savings
--------------------------------------------------------------------------------
 account number                                 account type
--------------------------------------------------------------------------------
 bank address city state zip code

 Return the following to the address below:
   1. This completed application.
   2. Voided bank check or deposit slip if applicable.
   3. One check made payable to:
      UAM Funds
   Send to: UAM Funds
            P.O. Box 2798
            Boston MA 02208-2798

--------------------------------------------------------------------------------
12TELEPHONE REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

I/We authorize Chase Global Funds Services Company to honor any request(s) believed to be authentic for the following:

[_] Telephone Exchange                  [_] Telephone Redemption
    [_] a. Mail proceeds to name and address in which account is registered.
    [_] b. Wire redemption proceeds to bank indicated below.

               A VOIDED CHECK OR DEPOSIT SLIP MUST BE ATTACHED.

--------------------------------------------------------------------------------
 Bank Name

--------------------------------------------------------------------------------
 Bank Address
                                        (       )
---------------------------------       ----------------------------------------
 Account Number                         Bank Phone

--------------------------------------------------------------------------------
 Name(s) in which Account is Registered

--------------------------------------------------------------------------------
 Bank Transit Routing Number (ABA #)

--------------------------------------------------------------------------------
13 SIGNATURE(S)
--------------------------------------------------------------------------------

 [] I/We have full authority and legal capacity to purchase Fund shares.

 [] I/We have received the current Prospectus of the Portfolio(s) and agree to be bound by its (their) terms.

--------------------------------------------------------------------------------
 [] UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT --
    A. THE NUMBER SHOWN ON THIS FORM IS A CORRECT TAXPAYER ID NUMBER OR SOCIAL SECURITY NUMBER.
    B. I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE (I) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR
       DIVIDENDS, OR (II) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT
       TO BACKUP WITHHOLDING. (CROSS OUT ITEM "B" IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN.)
--------------------------------------------------------------------------------

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

-------------------------------------------------       ------------------------
Signature (Owner, Trustee, etc.)                        Date

-------------------------------------------------       ------------------------
Signature (Joint Owner, Co-trustee, etc.)               Date

-------------------------------------------------------------------------------
                           APPLICATION INSTRUCTIONS
-------------------------------------------------------------------------------

 IF YOU NEED ASSISTANCE, A REPRESENTATIVE OF UAM FUNDS WILL BE PLEASED TO HELP
                 YOU. OUR TOLL-FREE NUMBER IS 1-800-638-7983.
-------------------------------------------------------------------------------

   NEW ACCOUNT APPLICATION. An account can be registered as only one of the
   -----------------------
   following:


 . individual       Supply the Social Security Number of the registered account
 . joint tenants    owner who is to be taxed.

 . Custodial/Gift   Supply minor's Social Security Number.
  to Minor

 . a trust          Supply the Taxpayer Identification Number of the legal entity
 . a corporation,   or organization that will report income and/or capital gains.
partnership,
organization,
fiduciary

Please check the box that corresponds with the type of account you are opening and fill in the required information exactly as you wish it to appear on the account.

Redemption Authorizations. Corporations, other organizations, trusts and fidu-ciaries will be required to furnish additional paperwork to authorize redemp-tions. Call a representative of UAM Funds at 1-800-638-7983 for more informa-tion.


   Your Mailing Address. Please be sure to provide us with the address at
   --------------------
   which you wish to receive your mail.


   Your Investment. Please be sure to indicate the total amount invested. For
   ---------------
   more than two investments, please attach a separate sheet or an additional application.


   Establishing Your Account.
   -------------------------
   A. Section 4A lets you open your account by check. Your check(s) should be made payable to UAM Funds. Be sure to enclose your check(s) with this ap-plication.

   B. If you are confirming a new Fund purchase previously made by wire, be sure to fill in Section 4B and provide the wire reference control number you were assigned at the time of this purchase. A completed application must follow all wire purchases.

   All applications are subject to acceptance by UAM Funds.

   Receiving Your Dividends and Capital Gains . Check the distribution option you prefer. If you do not select an option, all dividends and capital gains will be reinvested in your account.

   Employment Information. It is required by the National Association of Se-
   ----------------------
   curities Dealers, Inc. to request this information.

   Interested Party/Broker-Dealer. In addition to the account statement sent
   ------------------------------
   to your registered address, you may also have a monthly consolidated statement mailed to up to ten (10) interested parties. You may add a sheet with additional interested party names and addresses. This section should also be completed if you are investing through a Broker-Dealer.

                                --IMPORTANT--

   REGULAR MAIL: UAM Funds P.O. Box 2798 Boston, MA 02208-2798

   EXPRESS MAIL: UAM Funds 73 Tremont Street, 9th Floor Boston, MA 02108-3913

   MORE QUESTIONS? Call a representative of UAM Funds at 1-800-638-7983.

   Telephone Redemption and Exchange. Telephone redemption proceeds mailed to
   ---------------------------------
   a shareholder will be sent only to the address listed on the account. The Funds' bank wire feature is available for redeeming out of your Fund ac-count to your bank account. Be sure to check with your bank for proper wiring instructions. The Funds require the transit/routing number of your bank or its correspondent if your bank is unable to receive wires direct-ly. Please complete Section 6 to add the bank wire feature.

   Telephone exchanges may be made only if a Fund holds all share certifi-cates and if the registration of the two accounts will be identical.


   Your Signature(s). Please be sure to sign this application. If the account
   -----------------
   is registered in the name of:

   . an individual, the individual should sign

   . joint tenants, both should sign

   . a trust or other fiduciary, the fiduciary or fiduciaries should sign
     (please indicate capacity)

   . a corporation or other organization, an officer should sign (please indi-cate corporate office or title)

                                        UAM Funds

                                        Prospectus
                                        March 2, 1998,
                                        as amended June 30, 1998

                      Heitman Real Estate Portfolio
                                        Advisor Class Shares
--------------------------------------------------------------------------------
                                                                             UAM
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Estimated Fund Expenses....................................................   2
Prospectus Summary.........................................................   4
Risk Factors...............................................................   5
Financial Highlights.......................................................   6
Investment Objective.......................................................   8
Investment Policies........................................................   8
Other Investment Policies..................................................   9
Investment Limitations.....................................................  12
Purchase of Shares.........................................................  13
Redemption of Shares.......................................................  20
Service and Distribution Plans.............................................  22
Shareholder Services.......................................................  23
Valuation of Shares........................................................  25
Performance Calculations...................................................  25
Dividends, Capital Gains Distributions and Taxes...........................  27
Investment Adviser.........................................................  28
Administrative Services....................................................  29
Distributor................................................................  30
Portfolio Transactions.....................................................  30
General Information........................................................  31

UAM FUNDS
                                             HEITMAN REAL ESTATE PORTFOLIO

                                    ADVISOR CLASS SHARES

-------------------------------------------------------------------------------

          PROSPECTUS -- MARCH 2, 1998, AS AMENDED JUNE 30, 1998

  UAM Funds Trust (the "Fund") is an open-end, management investment company known as a "mutual fund." The Fund consists of multiple series of shares (known as "Portfolios"), each of which has different investment objectives and policies. The Heitman Real Estate Portfolio currently offers two separate classes of shares: Institutional Class Shares and Advisor Class Shares. Shares of each class represent equal, pro rata interests in a Portfolio and accrue dividends in the same manner except that Advisor Class Shares impose a sales load and bear fees payable by the class (at the rate of .50% per annum) to fi-nancial institutions for services they provide to the owners of such shares. The securities offered in this Prospectus are Advisor Class Shares of one di-versified Portfolio of the Fund managed by Heitman/PRA Securities Advisors, Inc.

  HEITMAN REAL ESTATE PORTFOLIO. Heitman/PRA Real Estate Portfolio (the "Port-folio") seeks high total return consistent with reasonable risk by investing primarily in equity securities of public companies principally engaged in the real estate business. Each investment is selected based upon a determination by the Fund's Adviser that the anticipated total return, considering both in-come and potential for capital appreciation, is high relative to the risk as-sumed.

  There can be no assurance the Portfolio will achieve its stated objective.

  Keep this Prospectus for future reference. It contains information that you should know before you invest. A "Statement of Additional Information" (SAI) containing additional information about the Fund has been filed with the Secu-rities and Exchange Commission. The SAI is dated March 2, 1998, as supple-mented from time-to-time, and has been incorporated by reference into this Prospectus. For a free copy of the SAI, contact the UAM Funds Service Center at 1-800-638-7983.

 THESE  SECURITIES HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY THE  SECURITIES
   AND EXCHANGE COMMISSION, NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION
     PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
       REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ESTIMATED FUND EXPENSES

  The following table illustrates expenses and fees that a shareholder of the Portfolio's Advisor Class Shares will incur. Transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf. (See "PURCHASE OF SHARES.")

                       SHAREHOLDER TRANSACTION EXPENSES

   Sales Load Imposed on Purchases........................................ 4.75%
   Sales Load Imposed on Reinvested Dividends.............................  NONE
   Deferred Sales Load....................................................  NONE
   Redemption Fees........................................................  NONE
   Exchange Fees..........................................................  NONE

                        ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

   Investment Advisory Fees.............................................. 0.70%+
   12b-1 Fees (Including Shareholder Servicing Fees)++................... 0.50%
   Other Expenses........................................................ 0.09%
     Administrative Fees................................................. 0.16%
                                                                          -----
   Total Operating Expenses:............................................. 1.45%
                                                                          =====

-----------
+ The Portfolio pays Heitman/PRA Securities Advisors, Inc. a fee calculated daily and paid monthly in arrears, at the annual rate of 0.75% of the Port-folio's first $100 million of average daily net assets plus 0.65% of the av-erage daily net assets of the Portfolio in excess of $100 million.

++ The Advisor Class Shares may bear service fees of 0.25% and distribution fees and expenses of up to 0.25%. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (See "SERVICE AND DISTRIBUTION PLANS.")

   The above table shows various fees and expenses an investor would bear di-rectly or indirectly. The expenses and fees set forth above for the Portfolio are based on estimates. For purposes of calculating the expenses and fees set forth above, the table assumes that the Portfolio's average daily assets will be approximately $80 million. The effect of expense offsets on Total Operating Expenses is excluded.

EXAMPLE
  The following example illustrates expenses a shareholder would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, (2) a 4.75% initial sales charge and (3) redemption at the end of each time period. The Portfolio charges no redemption fees of any kind.

                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                              ------ ------- ------- --------
   Heitman Real Estate Portfolio Advisor
     Class Shares............................  $62     $91    $123     $214

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

NOTE TO EXPENSE TABLE
  The information set forth in the table and example above relates only to Ad-visor Class Shares of the Portfolio. Advisor Class Shares are subject to dif-ferent total fees and expenses than Institutional Class Shares. Service Agents may charge other fees to their customers who are beneficial owners of Advisor Class Shares in connection with their customer accounts. (See "SERVICE AND DISTRIBUTION PLANS.")

                              PROSPECTUS SUMMARY

INVESTMENT ADVISER
  Heitman/PRA Securities Advisors, Inc. (the "Adviser") is an indirect wholly-owned subsidiary of United Asset Management Corporation. The Adviser and its affiliated companies are among the nation's largest institutional real estate advisers with over 850 real estate professionals in 90 offices throughout the United States, currently managing $8.7 billion in real estate.

PURCHASE OF SHARES
  Shares of the Portfolio are offered through ACG Capital Corporation (the "Distributor") to investors at net asset value with a sales charge. Share pur-chases may be made by sending investments directly to the Fund. The minimum initial investment is $5,000. Subsequent investments will be accepted in any amount. Certain exceptions to the initial or minimum investment amounts may be permitted by the officers of the Fund. (See "PURCHASE OF SHARES.")

DIVIDENDS AND DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income in quarterly dividends. The Portfolio will distribute any realized net capital gains annually. Distributions will be reinvested in Portfolio shares automatically unless an investor elects to receive cash distributions. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

REDEMPTIONS AND EXCHANGES
  Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemp-tion request. The redemption price may be more or less than the purchase price. Shares of the Portfolio may be exchanged for shares of the same class of any other Portfolio of the UAM Funds. (See "REDEMPTION OF SHARES" and "EX-CHANGE PRIVILEGE.")

ADMINISTRATIVE SERVICES
  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of United As-set Management Corporation, is responsible for performing and overseeing ad-ministration, fund accounting, dividend disbursing and transfer agency serv-ices provided to the Fund and its Portfolios by third-party service providers. (See "ADMINISTRATIVE SERVICES.")

                                 RISK FACTORS
  The value of the Portfolio's shares will fluctuate in response to changes in market and economic conditions as well as the financial conditions and pros-pects of the issuers in which the Portfolio invests. Prospective investors should consider the following: (1) In general, the Portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. High rates of portfolio turn-over may result in additional transaction costs and the realization of capital gains. (See "PORTFOLIO TURNOVER."); (2) In addition, the Portfolio may use various investment practices, including investing in repurchase agreements and lending of securities. (See "OTHER INVESTMENT POLICIES."); and (3) Under nor-mal circumstances, at least 65% of the Portfolio's assets will be invested in the equity securities of public companies principally engaged in the real es-tate industry. Because the Portfolio will be concentrated in this industry, the Portfolio may be subject to the risks associated with the direct ownership of real estate. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, and in-creases in interest rates. The value of securities of companies which service the real estate business sector may also be affected by such risks. Thus, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in many industries. Because the Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrow-ers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks in-herent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") or its failure to maintain exemption from registration under the Investment Company Act of 1940 (the "1940 Act"). (See "REAL ESTATE INVESTMENT TRUSTS.")

                             FINANCIAL HIGHLIGHTS
                             ADVISOR CLASS SHARES

  Prior to June 30, 1998, the Portfolio operated as a series of Heitman Secu-rities Trust and operated under the name Heitman Real Estate Fund. On June 30, 1998, after approval by its shareholders, the Heitman Real Estate Fund was re-organized as part of the UAM Funds Trust and renamed the Heitman Real Estate Portfolio.

  The following table provides selected per share information for a share out-standing throughout the period presented for the Heitman Real Estate Portfo-lio's Advisor Class Shares. The information in this table is derived from the Portfolio's Financial Statements, which are included in the Portfolio's 1997 Annual Report to Shareholders. The Annual Report is incorporated by reference into the Portfolio's SAI. The Portfolio's Financial Statements for the year ended December 31, 1996 and 1997 have been audited by Price Waterhouse LLP. Their unqualified opinion on the Financial Statements is also incorporated by reference into the SAI. The Financial Statements for the period prior to Janu-ary 1, 1996 have been audited by other independent accountants. Please read the following information in conjunction with the Portfolio's 1997 Annual Re-port to Shareholders.

                                          ADVISOR CLASS SHARES
                                          --------------------
                               FOR THE           FOR THE       FOR THE PERIOD
                             FISCAL YEAR       FISCAL YEAR      MAY 15, 1995+
                                ENDED             ENDED            THROUGH
                          DECEMBER 31, 1997 DECEMBER 31, 1996 DECEMBER 31, 1995
                          ----------------- ----------------- -----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....      $ 10.98           $  8.67           $ 8.00
                               -------           -------           ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment
    incomea..............         0.35              0.31             0.23
  Net realized and
    unrealized gain on
    investments..........         1.80              2.84             0.80
                               -------           -------           ------
    Total from investment
      operations.........         2.15              3.15             1.03
                               -------           -------           ------
DISTRIBUTIONS
  From net investment
    incomea..............        (0.35)            (0.31)           (0.23)
  In excess of net
    investment income....        (0.04)            (0.12)            0.00
  From net realized gain
    on investments.......        (2.24)            (0.41)            0.00
  From tax return of
    capitalb.............         0.00              0.00            (0.13)
                               -------           -------           ------
    Total distributions..        (2.63)            (0.84)           (0.36)
                               -------           -------           ------
NET ASSET VALUE, END OF
  PERIOD.................      $ 10.50           $ 10.98           $ 8.67
                               =======           =======           ======
Total Returnc............        20.44%            37.44%           13.19%
                               -------           -------           ------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of
    period
    (in 000's)...........      $85,222           $79,805           $5,520
  Ratio of expenses to
    average net assets...         1.59%             1.73%            1.99%*d
  Ratio of net investment
    income to average net
    assetsa..............         3.14%             3.91%            4.27%*d
  Portfolio Turnover.....        89.51%            59.88%           65.33%*
  Average commission rate
    paide................      $0.0425           $0.0504              --

-----------
* Annualized.
+ Commencement of operations.
a Distributions from REIT investments generally include a return of capital, which the Fund records as a reduction in the cost basis of its investments. b Historically, the Fund has distributed to its shareholders amounts approxi-
  mating dividends received from the REITs. Such distributions may include a portion which may be a return of capital.

c This result does not include the sales charge. If the charge had been in-cluded, the return would have been lower. The total return figure for the fiscal period ended December 31, 1995 has not been annualized.

d During 1995, the Advisor agreed to reimburse a portion of the Advisor
  Shares' expenses. Without reimbursement, the expense ratio would have been 5.34% and the ratio of net investment income to average net assets would have been 0.92%.
e Required disclosure for fiscal years beginning after September 1, 1995 pur-suant to SEC regulations.

                             INVESTMENT OBJECTIVE

  The Portfolio's investment objective is to obtain high total return consis-tent with reasonable risk by investing primarily in equity securities of pub-lic companies principally engaged in the real estate business. Each investment will be selected based upon a determination by the Adviser that the antici-pated total return, considering both income and potential for capital appreci-ation, is high relative to the risk assumed. There can be no assurance that the Portfolio will achieve its objective and the Portfolio may not achieve as high a total return as other investment companies that invest in a broader universe of securities. The Portfolio's investment objective is a fundamental policy and may be changed only by the affirmative vote of the holders of a ma-jority of the Portfolio's shares.

                              INVESTMENT POLICIES

  The Portfolio seeks to achieve its objective by investing in equity securi-ties of public companies principally engaged in the real estate business. A company is "principally engaged" in the real estate business if at least 50% of the fair market value of its assets, as determined by the Adviser, consists of interests in, or at least 50% of its gross income or net profits are de-rived from the ownership, construction, management, financing or sale of, res-idential, commercial, or industrial real estate. Equity securities in which the Portfolio may invest are limited to common and preferred stocks, convert-ible bonds and convertible preferred stocks and warrants. All equity securi-ties in which the Portfolio invests will be listed on a U.S. national securi-ties exchange or traded in the over-the-counter market.

  Total return is composed of current income and capital appreciation. Under normal circumstances, the Portfolio will seek to maintain a balanced portfolio of securities which are income producing and securities which offer potential for capital appreciation.

  Under normal conditions, at least 65% of the Portfolio's total assets will be invested in the equity securities of companies, a majority of whose assets are represented by the ownership of real property, including leasehold inter-ests. Such companies may include equity, mortgage and hybrid REITs and other companies with substantial real estate holdings. Although not an investment policy of the Portfolio, it is anticipated that under normal circumstances ap-proximately 60% to 90% of the Portfolio's total assets will be invested in REITs and that a majority of the Portfolio's REIT investments will consist of equity securities of equity and hybrid REITs.

  The Portfolio may invest up to 35% of its total assets in equity securities of companies not principally engaged in the real estate business (as defined above) but nonetheless engaged in businesses related thereto. These companies may include manufacturers and distributors of building supplies, financial in-stitutions which make or service mortgages, and companies whose real estate assets are substantial relative to the companies' stock market valuations, such as re-tailers, railroads and paper and forest products companies.

  When the Adviser believes that market conditions warrant a defensive posi-tion, up to 100% of the Portfolio's assets may be held in cash and short-term investments. See "SHORT-TERM INVESTMENTS AND REPURCHASE AGREEMENTS" below for a description of the types of short-term instruments in which the Portfolio may invest for temporary defensive purposes. When the Portfolio is in a defen-sive position, it may not necessarily be pursuing its stated investment objec-tive.

                           OTHER INVESTMENT POLICIES

SHORT-TERM INVESTMENTS
  In order to earn a return on uninvested assets, meet anticipated redemp-tions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in domestic and foreign money market instruments including cer-tificates of deposit, bankers acceptances, time deposits, U.S. Government ob-ligations, U.S. Government agency securities, short-term corporate debt secu-rities, and commercial paper rated A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc. or, if unrated, de-termined by the Adviser to be of comparable quality.

  The Fund has received permission from the Securities and Exchange Commission (the "SEC") to deposit the daily uninvested cash balances of the Fund's Port-folios, as well as cash for investment purposes, into one or more joint ac-counts and to invest the daily balance of the joint accounts in the following short-term investments: fully collateralized repurchase agreements, interest-bearing or discounted commercial paper including dollar-denominated commercial paper of foreign issuers, and any other short-term money market instruments including variable rate demand notes and tax-exempt money instruments. By en-tering into these investments on a joint basis, it is expected that a Portfo-lio may earn a higher rate of return on investments relative to what it could earn individually.

  The Fund has received permission from the SEC for each of its Portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio. (See "INVESTMENT COMPA-NIES.")

REPURCHASE AGREEMENTS
  The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' accept-ances and other securities outlined above under "SHORT-TERM INVESTMENTS." In a repurchase agreement, the Portfolio buys a security and simultaneously commits to sell it back at an agreed upon price plus an agreed upon market rate of in-terest. Under a repurchase agreement, the seller is required to maintain the value of securities subject to the agreement at not less than 100% of the re-purchase price. The value of the securities will be evaluated daily, and the Adviser will, if necessary, require the seller to maintain additional securi-ties to ensure that the value is in compliance with the previous sentence.

  The use of repurchase agreements involves certain risks. For example, a de-fault by the seller under an agreement may cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. While the Fund's management acknowledges these risks, it is ex-pected that they can be controlled through stringent security selection crite-ria and careful monitoring procedures.

  The Fund has received permission from the SEC to pool daily uninvested cash balances of the Fund's Portfolios in order to invest in repurchase agreements on a joint basis. By entering into joint repurchase agreements, a Portfolio may incur lower transaction costs and earn higher rates of interest on joint repurchase agreements. Each Portfolio's contribution would determine its re-turn from a joint repurchase agreement. (See "SHORT-TERM INVESTMENTS.")

LENDING OF SECURITIES
  The Portfolio may lend its investment securities to qualified institutional investors as a means of earning income. The Portfolio will not loan securities to the extent that greater than one-third of its assets at fair market value would be committed to loans. During the term of a loan, the Portfolio is sub-ject to a gain or loss depending on any increase or decrease in the market price of the securities loaned. Lending of securities is subject to review by the Fund's Board of Trustees. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions about securities lending.

  An investment company may pay reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by its Board of Trustees. The Portfolios will continue to retain any voting rights with respect to loaned securities. If a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

PORTFOLIO TURNOVER
  Portfolio turnover is not anticipated to exceed 75%. In addition to Portfo-lio trading costs, higher rates of portfolio turnover may result in the reali-zation of capital gains. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND

TAXES" for more information on taxation). The Portfolio will not normally en-gage in short-term trading, but reserves the right to do so. The table set forth in "Financial Highlights" presents the Portfolio's historical portfolio turnover ratios.

INVESTMENT COMPANIES
  The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of the Portfolio's total as-sets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment com-pany. The Portfolio will indirectly bear its proportionate share of any man-agement fees paid by an investment company in which it invests in addition to the advisory fee paid by the Portfolio.

  The Fund has received permission from the SEC to allow each of its Portfo-lios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio provided that the investment is consistent with the Portfolio's investment policies and re-strictions. Based upon the Portfolio's assets invested in the DSI Money Market Portfolio, the Portfolio's adviser will waive its investment advisory fee and any other fees earned as a result of the Portfolio's investment in the DSI Money Market Portfolio. The Portfolio will bear expenses of the DSI Money Mar-ket Portfolio on the same basis as all of its other shareholders.

RESTRICTED SECURITIES
  The Portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified in-stitutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's Board of Trustees, the Adviser determines the li-quidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these re-stricted securities are not treated as illiquid securities for purposes of a Portfolio's investment limitations. The Portfolio may also invest up to 15% of its net assets in illiquid securities. Prices realized from sales of these se-curities could be more or less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities.

REAL ESTATE INVESTMENT TRUSTS
  A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional re-quirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and gov-ernment securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annu-ally 95% or more of its otherwise taxable income to shareholders.

  REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans; and a hybrid REIT invests in both real estate equities and mortgages. Although not an investment policy of the Portfolio, it is antici-pated that under normal circumstances, approximately 10% to 15% of the REITs in which the Portfolio invests will have operating histories of less than three years.

                            INVESTMENT LIMITATIONS

  The Portfolio will not:
    (a) with respect to 75% of its assets, invest more than 5% of its to-tal assets at the time of purchase in the securities of any sin-gle issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agen-cies or instrumentalities);
    (b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;
    (c) invest more than 5% of its assets at the time of purchase in the securities of companies (other than securities of REITs) that have (with predecessors) a continuous operating history of less than 3 years;
    (d) make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into re-purchase agreements or by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amend-ed, or the Rules and Regulations or interpretations of the SEC;
    (e) (i) borrow, except from banks and as a temporary measure for ex-traordinary or emergency purposes and then, in no event, in ex-cess of 33 1/3% of the Portfolio's total assets valued at the lower of market or cost, and (ii) a Portfolio may not purchase additional securities when borrowings exceed 5% of total assets; or
    (f) pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.

  The Portfolio's investment objective and investment limitations (a), (b),
(d), and (e)(i) listed above are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding voting secu-rities of the Portfolio. The other investment limitations described here and those not specified as fundamental in the SAI as well as the Portfolio's in-vestment policies are not fundamental and the Fund's Board of Trustees may change them without shareholder approval upon reasonable notice to investors.

                              PURCHASE OF SHARES

  Shares of the Portfolio are offered through ACG Capital Corporation (the "Distributor") with a sales charge at the net asset value per share next de-termined after an order is received by the Fund or its designated Service Agent and payment is received by the Custodian. (See "SERVICE AND DISTRIBUTION PLANS" and "VALUATION OF SHARES.") The minimum initial investment required is $5,000. Certain exceptions may be permitted by the officers of the Fund.

  The Portfolio issues two classes of shares: Institutional Class and Advisor Class Shares. The two classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all re-spects, except that the Advisor Class Shares offered by this Prospectus impose a sales charge on purchases, bear shareholder servicing expenses and distribu-tion plan expenses, and have exclusive voting rights with respect to the Rule 12b-1 Distribution Plan pursuant to which the distribution fee may be paid. The two classes have different exchange privileges. (See "SHAREHOLDER SERVIC-ES -- EXCHANGE PRIVILEGE.") The net income attributable to Advisor Class Shares and the dividends payable on Advisor Class Shares will be reduced by the amount of the shareholder servicing and distribution fees; accordingly, the net asset value of the Advisor Class Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

  Some Service Agents may also impose additional or different conditions or other account fees on the purchase and redemption of Portfolio shares, which are not subject to the Rule 12b-1 Service and Distribution Plans, which may include transaction fees and/or service fees paid by the Fund from the Fund assets attributable to the Service Agent and, would not be imposed if shares of the Portfolio were purchased directly from the Fund or the Distributor. The Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the Fund. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regard-ing purchases and redemptions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. A salesperson and any other person entitled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Fund.

  Service Agents, or if applicable, their designees, that have entered into agreements with the Fund or its agent may enter confirmed purchase or redemp-tion orders on behalf of clients and customers, with payment to follow no later than a Portfolio's pricing on the following business day. If payment is not received by the Fund's Sub-Transfer Agent, Chase Global Funds Services Company, by such time, the Service Agent could be held liable for resulting fees or losses. A Portfolio may be deemed to have received a purchase or re-demption order when a Service Agent, or, if applicable, its authorized desig-nee, accepts the order. Orders received by the Fund in proper form will be priced at the Portfolio's net asset value next computed after they are ac-cepted by the Service Agent or its authorized designee. Service Agents are re-sponsible to their customers and the Fund for timely transmission of all sub-scription and redemption requests, investment information, documentation and money.

INITIAL INVESTMENTS

  BY MAIL

  . Complete and sign an Application and mail it together with a check made payable to UAM Funds to:

                                UAM Funds Trust
                           UAM Funds Service Center
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

  Payment for purchases of shares received by mail will be credited to your account at the net asset value per share of the Portfolio next determined af-ter receipt. Payment need not to be converted into Federal Funds (monies cred-ited to the Fund's Custodian Bank by a Federal Reserve Bank) before the Fund will accept it for investment. The Fund will not accept third-party checks to purchase shares of a Portfolio. If you purchase shares by check, please be sure that your check is made payable to the "UAM Funds."

  BY WIRE
  . Telephone the UAM Funds Service Center and provide the account name, ad-dress, telephone number, social security or taxpayer identification num-ber, the Portfolio selected, the amount being wired and the name of the bank wiring the funds. The call must be received prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) to receive that day's price. An account number will then be provided to you in addition to wiring instructions. Next,

  . instruct your bank to wire the specified amount to the Fund's Custodian:

                           The Chase Manhattan Bank
                                ABA #021000021
                                   UAM Funds
                             DDA Acct. #9102772952
                           Ref: Portfolio Name
                                              -------------
                           Your Account Number
                                              -------------
                            Your Account Name
                                             -------------
                           Wire Control Number
                                              -------------
                  (assigned by the UAM Funds Service Center)

  . Forward a completed Application to the Fund at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the NYSE and the Custodian Bank are open for business.

  . To be sure that a bank wire order is received on the same day it is sent, an investor's bank should wire funds as early in the day as possi-ble. The bank sending funds may charge for this service. The Fund's agent reserves the right to charge investors for receipt of wired funds, but no charge is currently imposed by this service. It is necessary to obtain a new wire control number every time money is wired into an ac-count in a Portfolio. Wire control numbers are effective for one trans-action only and cannot be used more than once. Wired money that is not properly identified with a currently effective wire control number will be returned to the bank from which it was wired and will not be credited to the shareholder's account.

ADDITIONAL INVESTMENTS
  Additional investments can be made at any time. Subsequent investments will be accepted in any amount. Shares may be purchased at net asset value by mail-ing a check to the UAM Funds Service Center (made payable to "UAM Funds") at the above address or by wiring money to the Custodian Bank using the instruc-tions outlined above. When making additional investments, be sure that the ac-count number, account name and the Portfolio to be purchased are identified on the check or wire. Prior to wiring additional investments, notify the Fund by calling the number on the cover of this Prospectus. Mail orders should in-clude, when possible, the "Invest by Mail" stub which accompanies any Fund confirmation statement.

PURCHASE BY ACH
  If you have made this election, shares of a Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should com-plete the appropriate sections of the Account Application and attach a voided check or deposit slip to the Account Application. This option must be estab-lished on your account at least 15 days prior to your initiating an ACH trans-action. (See "SHAREHOLDER SERVICES -- AUTOMATIC INVESTMENT PLAN.")

OTHER PURCHASE INFORMATION
  Investments received by the close of regular trading on the NYSE (generally 4 p.m. Eastern Time) will be invested at the price calculated after the NYSE closes on that day. Investments received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open. The Fund re-serves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject purchase orders when, in the judgment of manage-ment, such suspension or rejection is in the best interests of the Fund. The Portfolios are intended to be long-term investment vehicles and are not de-signed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Portfolio's performance and its shareholders. Accordingly, if the Fund's management deter-mines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any purchase request, with respect to such investor's account. Such investors also may be barred from purchasing other Portfolios of the Fund. Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

IN-KIND PURCHASES
  If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio, as de-scribed in this Prospectus. Securities to be exchanged which are accepted by the Fund will be valued as described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. Shares issued by a Portfo-lio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights per-taining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securi-ties acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

  The Fund will not accept securities in exchange for shares of a Portfolio unless:

  . at the time of exchange, such securities are eligible to be included in the Portfolio (current market quotations must be readily available for such securities);

  . the investor represents and agrees that all securities offered to be ex-changed are liquid securities and not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933, or other-wise; and

  . the value of any such securities (except U.S. Government securities) be-ing exchanged together with other securities of the same issuer owned by the Portfolio will not exceed 5% of the net assets of the Portfolio im-mediately after the transaction.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for Federal income tax purposes depending upon the cost of secu-rities or local currency exchanged. Investors interested in such exchanges should contact the Adviser.

FEES AND CHARGES
  SALES CHARGES. Except as described under "Special Programs," the purchase price of an Advisor Class Share of the Fund is the Fund's per share net asset value after the purchase order is duly received, as defined herein, plus a sales charge that varies depending on the dollar amount of the shares pur-chased as set forth below. A major portion of this sales charge is reallowed by the Distributor to the Authorized Broker responsible for the sale.

DOLLAR AMOUNT             SALES CHARGE PAID SALES CHARGE PAID       DEALER
 OF PURCHASE              BY INVESTORS AS %  BY INVESTOR AS %   CONCESSION AS %
 TRANSACTION              OF PURCHASE PRICE OF NET ASSET VALUE OF PURCHASE PRICE
-------------             ----------------- ------------------ -----------------
Less than $100,000......        4.75               4.99              4.00
$100,000 or above but
  less than $250,000....        4.00               4.17              3.50
$250,000 or above but
  less than $500,000....        3.00               3.09              2.50
$500,000 or above but
  less than $1 million..        2.00               2.04              1.75
$1 million and above....        1.00               1.01               .75

  The reduced charges described above are applicable to purchases of $100,000 or more made at any one time by groups of "related investors" such as immedi-ate family members. See the SAI for more complete information concerning re-lated investors.

  At the discretion of the Distributor, the entire sales charge may at times be reallowed to dealers. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Distributor, at their expense, may also provide additional compensation to dealers in connection with sales of Advisor Class Shares of the Fund. Compensation may include financial assis-tance to dealers in connection with conferences, sales or training programs for their employees, semi-nars for the public, advertising, sales campaigns and/or shareholder services and programs regarding the Fund and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of such Advisor Class Shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Details relating to any special reallowance or compensation arrange-ments between the Distributor and any broker or dealer are set forth in the SAI. Dealers may not use sales of the Fund's shares to qualify for this com-pensation to the extent prohibited by the laws of any state or any self-regu-latory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned additional compensation is paid for by the Fund or its shareholders.

  Letter of Intent. Shareholders may purchase shares of the Fund at reduced sales charges by executing a Letter of Intent to purchase no less than an ag-gregate of $100,000 of shares of the Fund within a 13-month period. The in-vestor will be charged the sales charge applicable to each purchase made pur-suant to a Letter of Intent as if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be in-cluded therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

  An investor may include toward completion of a Letter of Intent the current value of all of the investor's shares of the Fund held of record as of the date of the Letter of Intent, plus the current value as of such date of all of such shares held by any "related person" as eligible to join with the investor in a single purchase.

  A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 2% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the aggregate purchase specified under the Letter of Intent is completed, or if it is not completed, when the balance of the higher sales charge is, upon notice, remit-ted by the investor. All dividends and capital gains distributions with re-spect to the escrowed shares will be credited to the investor's account.

SPECIAL PROGRAMS
  Purchases Through Service Agents, Authorized Brokers and by Certain Other Investors. Advisor Class Shares also may be purchased without a sales charge by: registered investment advisers exercising discretionary investment author-ity with respect to the purchase of Fund shares; accounts of Service Agents that charge account management fees; registered representatives and employees (and their spouses and minor children) of any Authorized Broker or Service Agent; trust departments of financial institutions; other investment companies in connec-tion with the sale to the Fund of cash and securities owned by such other in-vestment companies; separate accounts established and maintained by an insur-ance company that are exempt from registration under Section 3(c)(11) of the 1940 Act; members of organizations that make recommendations to or permit group solicitations in connection with the purchase of shares of the Fund; and "eligible employee benefit plans" of employers who have at least 2,000 U.S. employees to whom such a plan is made available and, regardless of the number of employees, if such plan is established and maintained by any Authorized Broker or Service Agent. An "eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to the Distributor.

  Purchases may also be made at net asset value, without a sales charge, pro-vided that such purchases are placed through a Service Agent and such pur-chases are made by the following:

  . investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a manage-ment, consulting or other fee for their services;

  . clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Service Agent; and

  . retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

MARKETING SERVICES AGREEMENT
  The Adviser and ACG have entered into a marketing services agreement with respect to the sale of Advisor Class Shares and certain Institutional Class Shares. Under the marketing services agreement, the Adviser will pay ACG addi-tional compensation in the amount of .15 of 1% of the net asset value of the Fund represented by the Advisor Class Shares. The Adviser has also agreed to pay ACG .10% of 1% of the net asset value of Advisor Class Shares held in om-nibus shareholder accounts maintained by certain Service Agents. In addition, the Adviser has agreed to make certain continuing payments to ACG in the event that the marketing services agreement is terminated (as long as ACG remains registered as a broker/dealer) or if the fees payable to ACG as distributor of the Advisor Class Shares are reduced. However, if the Adviser terminates the agreement for "cause" or if ACG terminates its distribution agreement with the Trust, ACG is not en-titled to such continuing payments. Finally, the agreement provides that ACG will not serve as a distributor of any other open-end registered investment company that invests primarily in shares of REITs (subject to a limited excep-tion) and that the Adviser will not offer, sponsor, advise or otherwise pro-mote any open-end registered investment company for which ACG is not the dis-tributor, subject to certain exceptions.

                             REDEMPTION OF SHARES

  Shares of the Portfolio may be redeemed by mail or telephone at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemption request. No charge is made for redemptions. Any re-demption may be more or less than the purchase price of the shares depending on the market value of investment securities held by the Portfolio.

BY MAIL
  Address requests for redemption to the UAM Funds Service Center. Requests to redeem shares must include:
  . share certificates, if issued;
  . a letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;
  . any required signature guarantees (see "SIGNATURE GUARANTEES"); and . any other necessary legal documents, if required, in the case of es-
    tates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE
  A redemption request by telephone requires the following:
  . establish the telephone redemption privilege (and if desired, the wire redemption privilege) by completing appropriate sections of the Applica-tion Form; and
  . call the Fund and instruct that the redemption proceeds be mailed to you or wired to your bank.

  The following tasks cannot be accomplished by telephone:
  . changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed); and
  . redemption of certificated shares by telephone.

  The Fund and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requir-ing the investor to provide certain personal identification at the time an ac-count is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written in-structions of such transaction requests. The Fund or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Sub-Transfer Agent do not employ the procedures described above. Neither the Fund nor the Sub-Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by tele-phone that it reasonably believes to be genuine.

SIGNATURE GUARANTEES
  Signature guarantees are required for the following redemptions:
  . redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);
  . redemptions where the proceeds are to be sent to someplace other than the registered address; or
  . share transfer requests.

  Signature guarantees will be accepted from any eligible guarantor institu-tion which participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securi-ties exchanges, registered securities associations, clearing agencies and sav-ings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

OTHER REDEMPTION INFORMATION
  The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the UAM Funds Service Center of a redemption request in proper form. Although the Fund will redeem shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a pe-riod of up to fifteen days after their purchase, pending determination that the check has cleared. Investors should consider purchasing shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds. The Fund may suspend the right of redemption or post-pone the date at times when either the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

  If the Fund's Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may in-cur brokerage charges on the sale of portfolio securities received in payment of redemptions.

  The Portfolio reserves the right to liquidate any account that is below fifty percent of the required minimum initial investment amount for the Port-folio as set forth in the Prospectus, where the reduction in value has oc-curred due to a redemption or exchange out of the account. If at any time your total investment does not have a value of at least fifty percent of the re-quired minimum initial investment amount, you may be notified that the value of your account is below the Portfolio's minimum account balance requirement. You would then be allowed 60 days to make an additional investment before the account is liquidated. Retirement accounts and certain other accounts will not be subject to automatic liquidation. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                        SERVICE AND DISTRIBUTION PLANS

  Under the Service Plan for Advisor Class Shares, the Fund may enter into service agreements with Service Agents (broker-dealers or other financial in-stitutions) who receive fees with respect to the Fund's Advisor Class Shares owned by shareholders for whom the Service Agent is the dealer or holder of record, or for whom the Service Agent performs personal services and/or share-holder account maintenance. These fees are paid out of the assets allocable to Advisor Class Shares to the Distributor or to the Service Agents directly or through the Distributor. The Fund reimburses the Distributor or the Service Agent for payments made at an annual rate of up to 0.25% of the average daily value of such Advisor Class Shares. Each item for which a payment may be made under the Service Plan constitutes personal service and/or shareholder account maintenance and may constitute an expense of distributing Fund shares as the SEC construes such term under Rule 12b-1. The fees payable for Servicing re-flect actual expenses up to the limits described herein.

  Banks are engaged to act as Service Agent only to perform administrative and shareholder servicing functions, including transaction-related agency services for their customers. If a bank is prohibited from acting as a service agent, alternative means for continuing the servicing of its shareholders would be sought and the shareholder clients of the bank would remain Fund shareholders.

  The Distribution Plan and Service Plan (the "Plans") provide generally that a Portfolio may incur distribution and service costs under the Plans. Payments under the Plans may not exceed in the aggregate 0.50% per annum of a Portfo-lio's net assets without first obtaining shareholder approval. Under the Plans, as implemented for the Portfolio's Advisor Class Shares, Distribution Plan expenses may be no more than 0.25% and Service Plan expenses may be no more than 0.25%. The Distribution Plan would permit payments to the Distribu-tor, broker-dealers, other financial institutions, sales representatives or other third parties who render promotional and distribution services, for items such as sales compensation and marketing and overhead expenses.

  The Plans were adopted pursuant to Rule 12b-1 under the 1940 Act. Although the Plans may be amended by the Board of Trustees, any changes in the Plans which would materially increase the amounts authorized to be paid under the Plans must be approved by shareholders of the Class involved. The Plans may be terminated by the Board of Trustees or Advisor Class shareholders. The amounts and purposes of expenditures under the Plans are reported to the Board of Trustees quarterly. The amounts allowable under the Plans for each Class of Shares of the Portfolios are limited under certain rules of the National Asso-ciation of Securities Dealers, Inc.

  In addition to payments by the Fund under the Plans, the Distributor, United Asset Management Corporation, the parent company of UAMFSI, and of the Adviser or any of their affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record keeping and/or other services performed with respect to the Fund, a Portfolio or any Class of Shares of a Portfolio. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such service arrangements, when in effect, are made generally available to all qualified service providers. The Adviser may compensate its affiliated companies for re-ferring investors to the Portfolio.

                             SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE
  Advisor Class Shares of the Portfolio may be exchanged for Advisor Class Shares of any other UAM Funds Portfolio -- Advisor Class Shares to the extent any are created in the future. Exchange requests should be made by contacting the UAM Funds Service Center.

  Any exchange will be based on the net asset value of the shares involved. There is no sales commission or charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. Call the UAM Funds Service Center for a copy of the Prospectus for the Portfolio(s) in which you are interested. Exchanges can only be made with Portfolios that are qualified for sale in a shareholder's state of residence.

  Exchange requests may be made either by mail or telephone. Telephone ex-changes will be accepted only if the certificates for the shares to be ex-changed have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges received prior to the close of regular trading on the NYSE (generally 4 p.m. Eastern Time) will be processed as of the close of business on the same day. Requests received after the close of regular trading on the NYSE will be processed on the next busi-ness day. The Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange re-quest. If the Fund's management deter-mines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any exchange request, with respect to such investor's account. Such investors also may be barred from ex-changing into other Portfolios of the Fund. For additional information regard-ing responsibility for the authenticity of telephoned instructions, see "RE-DEMPTION OF SHARES -- BY TELEPHONE". An exchange into another UAM Funds Port-folio is a sale of shares and may result in a gain or loss for income tax pur-poses. The Fund may modify or terminate the exchange privilege at any time.

AUTOMATIC INVESTMENT PLAN
  An Automatic Investment Plan permits shareholders of the Portfolio with a minimum value of $2,500 or more to purchase shares automatically (minimum of $100 per transaction) at regular intervals selected by the shareholder. Pro-vided the shareholder's bank or other financial institution allows automatic withdrawals, shares are purchased by transferring funds via the Automated Clearing House ("ACH"). Investments made through ACH will be automatically transferred from a shareholder's checking, bank money market or NOW account designated by the shareholder. Such withdrawals are made electronically, if the shareholder's bank or financial institution so permits, or by pre-autho-rized checks or drafts drawn on the shareholder's bank or other account. The bank or financial institution must be a member of ACH. At the shareholder's option, the account designated will be debited in the specified amount, and shares will be purchased monthly or quarterly.

  To establish an Automatic Investment Plan, a shareholder must complete the appropriate sections of the Account Application and mail it to Chase Global Funds Services Company. A shareholder may cancel his/her participation or change the amount of purchase at any time by mailing written notification to Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798 and notification generally will be effective three business days following re-ceipt. The Fund may modify or terminate this privilege at any time, or may charge a service fee, although no such fee currently is contemplated.

SYSTEMATIC WITHDRAWAL PLAN
  Any shareholder whose account balance totals at least $10,000 may establish a Systematic Withdrawal Plan under which an amount pre-determined by the shareholder (but at least $100) is automatically redeemed from the sharehold-er's account either monthly or quarterly. A shareholder may participate in the Systematic Withdrawal Plan by using ACH. Redemptions made through ACH will be automatically transferred to the shareholder's bank or other similar financial institution account or a properly designated third party. The bank or finan-cial institution must be a member of ACH. Redemptions ordinarily are made on the third business day of the month and payments ordinarily will be transmit-ted within five business days after the redemption date. Because the prices of Fund shares fluctuate, the number of shares redeemed to finance systematic withdrawal payments of a given amount will vary from payment to payment. If a shareholder owns shares in more than one Portfolio, the shareholder must designate the Portfolio from which the re-demptions under a Systematic Withdrawal Plan should be made. A Systematic Withdrawal Plan may be terminated or suspended at any time by the Fund. A shareholder may elect at any time, in writing, to terminate participation in the Systematic Withdrawal Plan. Such written election must be sent to and re-ceived by the Fund before a termination becomes effective. There is currently no charge to the shareholder for a Systematic Withdrawal Plan.

                              VALUATION OF SHARES

  The net asset value of the Portfolio is determined by dividing the value of the Portfolio's assets attributable to the class, less any liabilities attrib-utable to the class, by the total number of shares outstanding attributable to the class. The net asset value per share of the Portfolio is determined as of the close of the NYSE on each day that the NYSE is open for business.

  Equity securities listed on a securities exchange for which market quota-tions are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed secu-rities not traded on the valuation date for which market quotations are read-ily available are valued neither exceeding the current asked prices nor less than the current bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

  Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value.

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

                           PERFORMANCE CALCULATIONS

  The Portfolio measures performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. Yield and total return are calcu-lated separately for each class of the Portfolio.

  Yield refers to the income generated by an investment in the Portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the in-come actually paid to shareholders.

  Total return is the change in value of an investment in the Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cu-mulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of re-turn that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  Performance will be calculated separately for Institutional Class and Advi-sor Class Shares. Dividends paid by the Portfolio with respect to Institu-tional Class and Advisor Class Shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service and distribution fees relating to Advisor Class Shares will be borne exclusively by that class.

  The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further de-scribed in the Portfolio's SAI. This information may also be included in sales literature and advertising.

  The Portfolio's Annual Report to Shareholders, for its most recent fiscal year end contains additional performance information that includes comparisons with appropriate indices. The Annual Report is available without charge. To receive an Annual Report, contact the UAM Funds Service Center at the address and telephone number on the cover of this Prospectus.

               DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income (for tax purposes) to shareholders in quarterly dividends. If any net capital gains are realized, the Portfolio will normally distribute them annually.

  All dividends and capital gains distributions will be automatically rein-vested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive the distributions in cash.

FEDERAL TAXES
  The Portfolio intends to qualify as a "regulated investment company" under subchapter M of the Code, for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders in the form of dividends. To do this, the Portfolio must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversi-fication criteria.

  Dividends paid by the Portfolio from net investment income, whether in cash or reinvested in shares, are taxable to shareholders as ordinary income. Short-term capital gains will be taxed as ordinary income. Long-term or mid-term capital gains distributions are taxed as long-term or mid-term capital gains, as the case may be. Shareholders will be notified annually of dividend income earned for tax purposes.

  Dividends declared in October, November and December to shareholders of rec-ord in such a month and paid in January of the following year will be treated as if they had been paid by the Fund and received by the shareholders on De-cember 31.

  The Portfolio is required by Federal law to withhold 31% of reportable pay-ments paid to shareholders who have not complied with IRS regulations. In or-der to avoid this withholding requirement, you must certify that your Social Security or Taxpayer Identification Number you have provided is correct and that either you are not currently subject to backup withholding or you are ex-empt from backup withholding. This certification must be made on the Applica-tion or on a separate form supplied by the Fund.

  Dividends and interest received by the Portfolio may give rise to withhold-ing and other taxes imposed by foreign countries. These taxes reduce the Port-folio's dividends but are included in the taxable income reported on your tax statement if the Portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deduc-tions and credits for foreign taxes.

                              INVESTMENT ADVISER

  Heitman/PRA Securities Advisors, Inc. is a corporation formed in 1994 and is located at 180 North LaSalle Street, Suite 3600, Chicago, Illinois 60601. The Adviser is an indirect wholly-owned subsidiary of United Asset Management Cor-poration ("UAM"), a holding company, and provides investment management serv-ices to corporations, pension and profit-sharing trusts, endowments, founda-tions and other tax-exempt institutional investors.

  As compensation for the services rendered by the Adviser under the Agree-ment, the Portfolio pays the Adviser an annual fee, in monthly installments, calculated by applying the following annual percentage rate to the Portfolio's average daily net assets for the month:

                                                              RATE
                                                              ----
   Heitman Real Estate Portfolio............... 0.75% of the first $100 million;
                                                plus 0.65% in excess of $100
                                                million.

  The fees paid by the Portfolio, although higher than the investment advisory fees paid by most other mutual funds, is comparable to the fees paid for simi-lar services by many funds with similar investment objectives and policies.

  The Adviser may compensate its affiliated companies for referring investors to the Portfolio. The Adviser and its parent company may also make payments to unaffiliated brokers who perform distribution, marketing, shareholder and other services with respect to the Portfolio.

  Under the Investment Advisory Agreement, (the "Agreement") with the Fund, dated as of March 2, 1998, the Adviser manages the investment and reinvestment of the Portfolio's assets. The Adviser must adhere to the stated investment objective and policies of the Portfolio, and is subject to the control and su-pervision of the Fund's Trustees.

  The investment professionals of the Adviser who are primarily responsible for the day-to-day management of the Portfolio and a description of their business experience during the past five years are as follows:

  DEAN A. SOTTER--Mr. Sotter is President of the Adviser with overall respon-sibility for portfolio management and marketing. Prior to joining the Adviser, Mr. Sotter was a Partner of PRA Securities Advisors, L.P. He was a Portfolio Manager and Vice President of JMB Institutional Realty Corporation from 1985-1992, where his responsibilities included property level analysis, budgeting and valuation as well as financial reporting and client communications.

  TIMOTHY J. PIRE--Mr. Pire is Vice President of the Adviser with responsibil-ity for portfolio management, investigation and analysis of publicly traded real estate securities and implementation of the investment strategy through portfolio management. Prior to joining the Adviser, Mr. Pire served as a Re-search Analyst with PRA Securities Advisors, L.P., and he was an Associate Ap-praiser with Lyon, Skelte & Speirs in Seattle, Washington from 1990-1992 where he was involved in valuation of commercial real estate and writing full narra-tive appraisals.

  RANDALL E. NEWSOME--Mr. Newsome is Vice President of the Adviser with re-sponsibility for portfolio management, investigation and analysis of publicly traded real estate securities and implementation of the investment strategy through portfolio management. Mr. Newsome also oversees the Adviser's trading positions. Prior to joining the Adviser, Mr. Newsome served as a Research Ana-lyst with PRA Securities Advisors, L.P. and he was a Vice President with The Stratus Corporation in Chicago, Illinois from 1989-1993 where he was responsi-ble for property management, leasing and construction management.

                            ADMINISTRATIVE SERVICES

  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM, is re-sponsible for performing and overseeing administrative, fund accounting, divi-dend disbursing and transfer agent services provided to the Fund and its Port-folios. UAMFSI's principal office is located at 211 Congress Street, Boston, MA 02110. UAMFSI has subcontracted some of these services to Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, by a Mutual Funds Service Agreement dated June 30, 1997. CGFSC is located at 73 Tremont Street, Boston, MA 02108.

  The Portfolio pays UAMFSI a two part monthly fee: a Portfolio specific fee which is retained by UAMFSI and a sub-administration fee which UAMFSI in turn pays to CGFSC. The following Portfolio specific fee is calculated from the ag-gregate net assets of the Portfolio:

                                                                     ANNUAL RATE
                                                                     -----------
   Heitman/PRA Real Estate Portfolio................................    0.06%

  CGFSC's monthly fee for its services is calculated on an annualized basis as follows:

  0.19 of 1% of the first $200 million of combined UAM Funds net assets;
  0.11 of 1% of the next $800 million of combined UAM Funds net assets;
  0.07 of 1% of combined UAM Funds net assets in excess of $1 billion but less than $3 billion;
  0.05 of 1% of combined UAM Funds net assets in excess of $3 billion.

  Fees are allocated among each Portfolio of the Fund on the basis of its rel-ative assets and are subject to a graduated minimum fee schedule per Portfo-lio, which starts at $2,000 per month and increases to $70,000 annually after two years. If a separate class of shares is added to a Portfolio, its minimum annual fee increases by $20,000.

                                  DISTRIBUTOR

  ACG Capital Corporation (the "Distributor"), 1661 Tice Valley Boulevard #200, Walnut Creek, California 94595, distributes the Advisor Class Shares of the Portfolio. Under the Distribution Agreement (the "Agreement"), the Dis-tributor, as agent of the Fund, agrees to use its best efforts as sole dis-tributor of the Portfolio's Advisor Class Shares. The Distributor receives compensation under the Agreement with respect to the Shares offered in this Prospectus (as described under "SERVICE AND DISTRIBUTION PLANS" and "FEES AND CHARGES" above). The Agreement continues in effect as long as it is approved at least annually by the Fund's Board of Trustees. Those approving the Agree-ment must include a majority of Trustees who are neither parties to the Agree-ment nor interested persons of any such party. The Agreement provides that the Fund will bear costs of registration of its shares with the SEC and various states as well as the printing of its prospectuses, its SAIs and its reports to shareholders.

                            PORTFOLIO TRANSACTIONS

  The Advisory Agreements authorize the Adviser to select the brokers or deal-ers that will execute the purchases and sales of investment securities for the Portfolios and direct the Adviser to use its best efforts to obtain the best available price and most favorable execution for all transactions of the Port-folios. The Adviser may, however, consistent with the interests of the Portfo-lio, select brokers on the basis of research, statistical and pricing services they or their affiliates provide to the Portfolios. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which an-other qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Ex-change Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolios and the Adviser's other clients.

  Although not a typical practice, the Adviser may place portfolio orders with qualified broker-dealers who refer clients to the Adviser.

  If a purchase or sale of securities is consistent with the investment poli-cies of a Portfolio and one or more other clients served by the Adviser is considering a purchase at or about the same time, transactions in such securi-ties will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for al-locating such transactions, allocations are subject to periodic review by the Fund's Trustees.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS
  The Fund was organized as a Delaware business trust on May 18, 1994 under the name "The Regis Fund II". On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust." The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial inter-est, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without fur-ther action by shareholders.

  The shares of the Portfolio are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. They have noncumulative voting rights, which means that holders of more than 50% of shares voting for the election of Trustees can elect 100% of the Trustees. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

  As of May 29, 1998, Charles Schwab & Company, Inc., 101 Montgomery Street, San Francisco, CA 94104, held of record 30% of the outstanding shares of the Portfolio. The persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the Portfolio. As a result, these persons or organizations could have the ability to vote a majority on any matter requiring the approval of shareholders of the Portfolio.

  Both Institutional Class and Advisor Class Shares represent an interest in the same assets of a Portfolio. Advisor Class Shares impose a sales load on purchases and bear certain expenses related to shareholder servicing and dis-tribution of such shares. Advisor Class Shares have exclusive voting rights for matters relating to such distribution expenditures. The Board of Trustees has authorized an Institutional Service Class of shares which is not currently offered by this Portfolio. Information about the Advisor Class Shares of the Portfolios is available upon request by contacting the UAM Funds Service Cen-ter.

  Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Fund has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the hold-ers of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholder communications in such matters to the extent required by the undertaking.

CUSTODIAN
  The Chase Manhattan Bank serves as Custodian of the Fund's assets.

INDEPENDENT ACCOUNTANTS
  Price Waterhouse LLP serves as the independent accountants for the Fund.

REPORTS
  Shareholders receive unaudited semi-annual financial statements and audited annual financial statements.

SHAREHOLDER INQUIRIES
  Shareholder inquiries may be made by contacting the UAM Funds Service Center at the address or telephone number on the cover of this Prospectus.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF AD-DITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTI-TUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
                        APPLICATION ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

UAM FUNDS

REGULAR MAIL: UAM Funds P.O. Box 2798 Boston, MA 02208-2798
Express Mail: UAM Funds 73 Tremont Street, 9th Floor Boston, MA 02108-3913

             FOR HELP WITH THIS APPLICATION, OR FOR MORE
                                 INFORMATION, CALL US TOLL FREE: 1-800-638-7983.

                 Distributed by ACG Capital Corporation

--------------------------------------------------------------------------------
 1 YOUR ACCOUNT REGISTRATION (Check one box.)
--------------------------------------------------------------------------------
[_] Individual or Joint Account

    ------------------------------------------------
    Owner's Name: First, Initial, Last
                   [_][_][_][-][_][_][-][_][_][_][_]
                   ---------------------------------
                   Owner's Social Security Number

    ------------------------------------------------
    Joint Owner's Name: First, Initial, Last
                   [_][_][_][-][_][_][-][_][_][_][_]
                   ---------------------------------
                   Joint Owner's Social Security Number

    Joint accounts will be registered joint tenants with right of survivorship unless otherwise indicated.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
[_] Trust         [_] Exempt         [_] Non-Exempt         [_] Qualified Plan

    ------------------------------------------------------------
    Trustee(s)' Name

    ------------------------------------------------------------
    Name of Trust Agreement

    ------------------------------------------------------------
    Beneficiary's Name
    [_][_][_][-][_][_][-][_][_][_][_]
    ---------------------------------    -----------------------
    Taxpayer's ID                        Date of Trust Agreement

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
[_] Custodial/Gift to Minors

    ------------------------------
    Custodian's Name: First, Initial, Last

    ------------------------------
    Minor's Name: First, Initial, Last

    ------------------------------
    Minor's Social Security Number

    ------------------------------
    Minor's State of residence
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
[_] *Corporation, Partnership or Other Entity

    Type:   [_] Corp.   [_] Partnership    [_] Other

    ------------------------------
    Name of Corp. or Other Entity
    [_][_][_][-][_][_][-][_][_][_][_]
    ---------------------------------    [_] Exempt          [_] Non-Exempt
    Taxpayer ID Number
    * Please enclose a corporate resolution which identifies individuals authorized to conduct transactions in this account.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
--------------------------------------------------------------------------------
2 ADDRESS
--------------------------------------------------------------------------------

    ------------------------------
    Street or P.O. Box Number
    ------------------------------
    City      State      Zip Code

    (      )          (      )
    --------------    --------------
    Daytime Phone     Evening Phone

    Citizenship:   [_] U.S.   [_] Resident-   [_] Non-         ---------------
                                  Alien           Resident     Specify Country
                                                  Alien
--------------------------------------------------------------------------------
3 INVESTMENT
--------------------------------------------------------------------------------

Fill in the name of the Portfolio EXACTLY AS IT APPEARS ON THE FRONT OF THE
PROSPECTUS.                  Fund Code

---------------------------- --------- $----------
---------------------------- --------- $----------
                    TOTAL              $----------

--------------------------------------------------------------------------------
4 METHOD OF PAYMENT
--------------------------------------------------------------------------------

 A.[_] Check (payable to UAM Funds) An Account No. will be assigned.

 B.[_] This application confirms my prior wire purchase on (date): _____________ I was assigned the following wire reference control number:____________________

--------------------------------------------------------------------------------
5 DIVIDEND & CAPITAL GAINS
--------------------------------------------------------------------------------
 Unless otherwise instructed, all distributions will be reinvested in additional shares.

 All dividends are to be                [_] reinvested [_] paid in cash

 All capital gains are to be            [_] reinvested [_] paid in cash

--------------------------------------------------------------------------------
6 ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Owner's Occupation                                    Owner's Date of Birth

--------------------------------------------------------------------------------
Employer's Name

--------------------------------------------------------------------------------
Employer's Address

--------------------------------------------------------------------------------
Joint Owner's Occupation                            Joint Owner's Date of Birth

--------------------------------------------------------------------------------
Joint Owner's Employer's Name

--------------------------------------------------------------------------------
Joint Owner's Employer's Address

--------------------------------------------------------------------------------
7  BROKER-DEALER/FINANCIAL PLANNER INFORMATION
--------------------------------------------------------------------------------

-------------------------------         -----------------------------------
Dealer Name                             Address of office servicing account
(as it appears on Selling Group
    Agreement)

                                        -----------------------------------
-------------------------------         City               State   Zip Code
Address of home office

                                        -----------------------------------
-------------------------------         Representative's Name, Number,
City           State   Zip Code              Branch Number

                                        -----------------------------------
-------------------------------         Representative's telephone number
Authorized signature of dealer

-------------------------------
    For Internal Use Only

  Source: ______
  Code: ________
-------------------------------

--------------------------------------------------------------------------------
8 INTERESTED PARTY:
--------------------------------------------------------------------------------

  In addition to the account statement sent to your registered address, you may also have a Monthly Consolidated Statement Mailed to up to ten (10) interested parties (tax adviser, 401(k) Plan Administrator, Financial Planner, etc.). Please add a sheet with additional interested party names and addresses.

---------------------------------   --------------------------------------------
             Name                              Firm Name (if applicable)

-----------------------------------------
               Address

---------------------------------------------    ------------    ---------------
                 City                                State           Zip Code

--------------------------------------------------------------------------------
9 AUTOMATIC INVESTMENT PLAN (AIP)
--------------------------------------------------------------------------------

  An account balance of at least $2,500 is required.

  I hereby authorize and direct the agent to draw on my (our) bank account on a periodic basis, as indicated in section 11, for investment in my (our) account. Attached is a voided check of the bank account I/we wish to use (Initial investments may not be made through the Automatic Investment Plan.) Please note this privilege will be effective 15 days after UAM Funds receives this application. If no date is chosen below, your bank account will be debited on the 15th of the month.

  PREFERRED INVESTMENT SCHEDULE (PLEASE CHECK ONE):

  [_] Monthly  [_] Quarterly  [_] Semi-Annually  [_] Annually

  Begin investment on (Enter month/year):
                                         -----------------------

  Debit My (Our) Bank Account and Invest as Follows ($100 Minimum Per Account):

                             $
 _____________________________________
 Fund                      Amount

                             $
 _____________________________________
 Fund                      Amount

                             $
 _____________________________________
 Fund                      Amount

              Please be sure to complete the back of this form.


                                                       UAM Funds Service Center

--------------------------------------------------------------------------------
10 SYSTEMATIC WITHDRAWAL PLAN (SWP)
--------------------------------------------------------------------------------

 An account balance of at least $10,000 is required.

 PREFERRED WITHDRAWAL SCHEDULE:
 [_] Monthly  [_] Quarterly  [_] Semi-Annually  [_] Annually

                                 [_] 1st    or    [_] 15th
--------------------------------------------------------------------------------
 begin withdrawals on (enter month/year)          day of month

 I ELECT TO RECEIVE A PERIODIC PAYMENT OF ($100 MINIMUM PER ACCOUNT):

                                                     $
--------------------------------------------------------------------------------
 Fund                                                 Amount

                                                     $
--------------------------------------------------------------------------------
 Fund                                                 Amount

                                                     $
--------------------------------------------------------------------------------
 Fund                                                 Amount

--------------------------------------------------------------------------------
11 BANK INFORMATION
--------------------------------------------------------------------------------

 FOR ACH, WIRE REDEMPTIONS, AIP AND SWP

 Your bank account information must be on file in order to exercise telephone investment privileges. The account name(s) below must match exactly at least one name in section 1. A blank, voided check is necessary to provide account and bank routing information and must accompany this application.

--------------------------------------------------------------------------------
 name of bank                                   ABA number

                                    [_] checking        [_] savings
--------------------------------------------------------------------------------
 account number                                 account type
--------------------------------------------------------------------------------
 bank address city state zip code

 Return the following to the address below:
   1. This completed application.
   2. Voided bank check or deposit slip if applicable.
   3. One check made payable to:
      UAM Funds
   Send to: UAM Funds
            P.O. Box 2798
            Boston MA 02208-2798

--------------------------------------------------------------------------------
12TELEPHONE REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

I/We authorize Chase Global Funds Services Company to honor any request(s) believed to be authentic for the following:

[_] Telephone Exchange                  [_] Telephone Redemption
    [_] a. Mail proceeds to name and address in which account is registered.
    [_] b. Wire redemption proceeds to bank indicated below.

               A VOIDED CHECK OR DEPOSIT SLIP MUST BE ATTACHED.

--------------------------------------------------------------------------------
 Bank Name

--------------------------------------------------------------------------------
 Bank Address
                                        (       )
---------------------------------       ----------------------------------------
 Account Number                         Bank Phone

--------------------------------------------------------------------------------
 Name(s) in which Account is Registered

--------------------------------------------------------------------------------
 Bank Transit Routing Number (ABA #)

--------------------------------------------------------------------------------
13 SIGNATURE(S)
--------------------------------------------------------------------------------

 [] I/We have full authority and legal capacity to purchase Fund shares.

 [] I/We have received the current Prospectus of the Portfolio(s) and agree to be bound by its (their) terms.

--------------------------------------------------------------------------------
 [] UNDER PENALTY OF PERJURY, I/WE ALSO CERTIFY THAT --
    A. THE NUMBER SHOWN ON THIS FORM IS A CORRECT TAXPAYER ID NUMBER OR SOCIAL SECURITY NUMBER.
    B. I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE (I) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR
       DIVIDENDS, OR (II) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT
       TO BACKUP WITHHOLDING. (CROSS OUT ITEM "B" IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN.)
--------------------------------------------------------------------------------

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

-------------------------------------------------       ------------------------
Signature (Owner, Trustee, etc.)                        Date

-------------------------------------------------       ------------------------
Signature (Joint Owner, Co-trustee, etc.)               Date

-------------------------------------------------------------------------------
                           APPLICATION INSTRUCTIONS
-------------------------------------------------------------------------------

 IF YOU NEED ASSISTANCE, A REPRESENTATIVE OF UAM FUNDS WILL BE PLEASED TO HELP
                 YOU. OUR TOLL-FREE NUMBER IS 1-800-638-7983.
-------------------------------------------------------------------------------

   NEW ACCOUNT APPLICATION. An account can be registered as only one of the
   -----------------------
   following:


 . individual       Supply the Social Security Number of the registered account
 . joint tenants    owner who is to be taxed.

 . Custodial/Gift   Supply minor's Social Security Number.
  to Minor

 . a trust          Supply the Taxpayer Identification Number of the legal entity
 . a corporation,   or organization that will report income and/or capital gains.
partnership,
organization,
fiduciary

Please check the box that corresponds with the type of account you are opening and fill in the required information exactly as you wish it to appear on the account.

Redemption Authorizations. Corporations, other organizations, trusts and fidu-ciaries will be required to furnish additional paperwork to authorize redemp-tions. Call a representative of UAM Funds at 1-800-638-7983 for more informa-tion.


   Your Mailing Address. Please be sure to provide us with the address at
   --------------------
   which you wish to receive your mail.


   Your Investment. Please be sure to indicate the total amount invested. For
   ---------------
   more than two investments, please attach a separate sheet or an additional application.


   Establishing Your Account.
   -------------------------
   A. Section 4A lets you open your account by check. Your check(s) should be made payable to UAM Funds. Be sure to enclose your check(s) with this ap-plication.

   B. If you are confirming a new Fund purchase previously made by wire, be sure to fill in Section 4B and provide the wire reference control number you were assigned at the time of this purchase. A completed application must follow all wire purchases.

   All applications are subject to acceptance by UAM Funds.

   Receiving Your Dividends and Capital Gains . Check the distribution option you prefer. If you do not select an option, all dividends and capital gains will be reinvested in your account.

   Employment Information. It is required by the National Association of Se-
   ----------------------
   curities Dealers, Inc. to request this information.

   Interested Party/Broker-Dealer. In addition to the account statement sent
   ------------------------------
   to your registered address, you may also have a monthly consolidated statement mailed to up to ten (10) interested parties. You may add a sheet with additional interested party names and addresses. This section should also be completed if you are investing through a Broker-Dealer.

                                --IMPORTANT--

   REGULAR MAIL: UAM Funds P.O. Box 2798 Boston, MA 02208-2798

   EXPRESS MAIL: UAM Funds 73 Tremont Street, 9th Floor Boston, MA 02108-3913

   MORE QUESTIONS? Call a representative of UAM Funds at 1-800-638-7983.

   Telephone Redemption and Exchange. Telephone redemption proceeds mailed to
   ---------------------------------
   a shareholder will be sent only to the address listed on the account. The Funds' bank wire feature is available for redeeming out of your Fund ac-count to your bank account. Be sure to check with your bank for proper wiring instructions. The Funds require the transit/routing number of your bank or its correspondent if your bank is unable to receive wires direct-ly. Please complete Section 6 to add the bank wire feature.

   Telephone exchanges may be made only if a Fund holds all share certifi-cates and if the registration of the two accounts will be identical.


   Your Signature(s). Please be sure to sign this application. If the account
   -----------------
   is registered in the name of:

   . an individual, the individual should sign

   . joint tenants, both should sign

   . a trust or other fiduciary, the fiduciary or fiduciaries should sign
     (please indicate capacity)

   . a corporation or other organization, an officer should sign (please indi-cate corporate office or title)

 10SYSTEMATIC WITHDRAWAL PLAN (SWP)


 An account balance of at least
 $10,000 is required.

 PREFERRED WITHDRAWAL SCHEDULE:
 [_] Monthly  [_] Quarterly  [_] Semi-
 Annually  [_] Annually

                 [_] 1st or [_] 15th
 _____________________________________
 begin withdrawals on (enter
  month/year)          day of month

 I ELECT TO RECEIVE A PERIODIC
 PAYMENT OF ($100 MINIMUM PER
 ACCOUNT):

                             $
 _____________________________________
 Fund                      Amount

                             $
 _____________________________________
 Fund                      Amount

                             $
 _____________________________________
 Fund                      Amount

 11BANK INFORMATION

 FOR ACH, WIRE REDEMPTIONS, AIP AND
 SWP

 Your bank account information must
 be on file in order to exercise
 telephone investment privileges. The
 account name(s) below must match
 exactly at least one name in section
 1. A blank, voided check is
 necessary to provide account and
 bank routing information and must
 accompany this application.

 _____________________________________
 name of bank           ABA number

            [_] checking  [_] savings
 _____________________________________
 account number         account type
 _____________________________________
 bank address city state zip code
 Return the following to the address
 below:
 1. This completed application.
 2. Voided bank check or deposit
 slip if applicable.
 3. One check made payable to:
   UAM Funds
 Send to: UAM Funds
     P.O. Box 2798
     Boston MA 02208-2798
 12TELEPHONE REDEMPTION AND EXCHANGE


I/We authorize Chase Global Funds Services Company to honor any request(s) believed to be authentic for the following:
[_] Telephone Exchange
                  [_] Telephone Redemption
 [_] a. Mail proceeds to name and address in which account is registered.
 [_] b. Wire redemption proceeds to bank indicated below.

                A VOIDED CHECK OR DEPOSIT SLIP MUST BE ATTACHED.
 -------------------------------------
 Bank Name
 -------------------------------------
 Bank Address
 ----------------- (      )
 Account Number    ------------------
                   Bank Phone
 -------------------------------------
 Name(s) in which Account is Registered
 -------------------------------------
 Bank Transit Routing Number (ABA #)

 13SIGNATURE(S)
 I/We have full authority and legal capacity to purchase Fund shares.
 I/We have received the current Prospectus of the Portfolio(s) and agree to be bound by its (their) terms.


 UNDER PENALTY OF PERJURY, I/WE ALSO
 CERTIFY THAT --
  A. THE NUMBER SHOWN ON THIS FORM IS
     A CORRECT TAXPAYER ID NUMBER OR
     SOCIAL SECURITY NUMBER.
  B. I AM NOT SUBJECT TO BACKUP
     WITHHOLDING BECAUSE (I) I HAVE
     NOT BEEN NOTIFIED BY THE
     INTERNAL REVENUE SERVICE THAT I
     AM SUBJECT TO BACKUP WITHHOLDING
     AS A RESULT OF A FAILURE TO
     REPORT ALL INTEREST OR
     DIVIDENDS, OR (II) THE IRS HAS
     NOTIFIED ME THAT I AM NO LONGER
     SUBJECT TO BACKUP WITHHOLDING.
     (CROSS OUT ITEM "B" IF YOU HAVE
     BEEN NOTIFIED BY THE IRS THAT
     YOU ARE SUBJECT TO BACKUP
     WITHHOLDING BECAUSE OF
     UNDERREPORTING INTEREST OR
     DIVIDENDS ON YOUR TAX RETURN.)
THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
-------------------------   ----------
Signature (Owner, Trustee, etc.)
                            Date
-------------------------   ----------
Signature (Joint Owner, Co-trustee, etc.)
                            Date
-------------------------------------------------------------------------------
                           APPLICATION INSTRUCTIONS
-------------------------------------------------------------------------------
 IF YOU NEED ASSISTANCE, A REPRESENTATIVE OF UAM FUNDS WILL BE PLEASED TO HELP
                 YOU. OUR TOLL-FREE NUMBER IS 1-800-638-7983.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                           APPLICATION INSTRUCTIONS
-------------------------------------------------------------------------------
 IF YOU NEED ASSISTANCE, A REPRESENTATIVE OF UAM FUNDS WILL BE PLEASED TO HELP
                 YOU. OUR TOLL-FREE NUMBER IS 1-800-638-7983.
-------------------------------------------------------------------------------

   NEW ACCOUNT APPLICATION. An account can be registered as only one of the following:


               Supply the Social Security Number of the registered account owner who is to be taxed.
 . individual . joint tenants


               Supply minor's Social Security Number.
 . Custodial/Gift
 to Minor



 . a trust      Supply the Taxpayer Identification Number of the legal entity
 . a            or organization that will report income and/or capital gains.
corporation,
partnership,
organization,
fiduciary

Please check the box that corresponds with the type of account you are opening and fill in the required information exactly as you wish it to appear on the account.

Redemption Authorizations. Corporations, other organizations, trusts and fidu-ciaries will be required to furnish additional paperwork to authorize redemp-tions. Call a representative of UAM Funds at 1-800-638-7983 for more informa-tion.


   Your Mailing Address. Please be sure to provide us with the address at which you wish to receive your mail.


   Your Investment. Please be sure to indicate the total amount invested. For more than two investments, please attach a separate sheet or an additional application.


   Establishing Your Account.
   A. Section 4A lets you open your account by check. Your check(s) should be made payable to UAM Funds. Be sure to enclose your check(s) with this ap-plication.

   B. If you are confirming a new Fund purchase previously made by wire, be sure to fill in Section 4B and provide the wire reference control number you were assigned at the time of this purchase. A completed application must follow all wire purchases.

   All applications are subject to acceptance by UAM Funds.


   Receiving Your Dividends and Capital Gains . Check the distribution option you prefer. If you do not select an option, all dividends and capital gains will be reinvested in your account.


   Employment Information. It is required by the National Association of Se-curities Dealers, Inc. to request this information.

   Interested Party/Broker-Dealer. In addition to the account statement sent to your registered address, you may also have a monthly consolidated statement mailed to up to ten (10) interested parties. You may add a sheet with additional interested party names and addresses. This section should also be completed if you are investing through a Broker-Dealer.

                                 --IMPORTANT--

   REGULAR MAIL: UAM Funds P.O. Box 2798 Boston, MA 02208-2798

   EXPRESS MAIL: UAM Funds 73 Tremont Street, 9th Floor Boston, MA 02108-3913

   MORE QUESTIONS? Call a representative of UAM Funds at 1-800-638-7983.


   Telephone Redemption and Exchange. Telephone redemption proceeds mailed to a shareholder will be sent only to the address listed on the account. The Funds' bank wire feature is available for redeeming out of your Fund ac-count to your bank account. Be sure to check with your bank for proper wiring instructions. The Funds require the transit/routing number of your bank or its correspondent if your bank is unable to receive wires direct-ly. Please complete Section 6 to add the bank wire feature.

   Telephone exchanges may be made only if a Fund holds all share certifi-cates and if the registration of the two accounts will be identical.


   Your Signature(s). Please be sure to sign this application. If the account is registered in the name of:

   .an individual, the individual should sign

   .joint tenants, both should sign

   .a trust or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity)

   .a corporation or other organization, an officer should sign (please indi-cate corporate office or title)

                                UAM FUNDS TRUST


                        POST-EFFECTIVE AMENDMENT NO. 21

                                    PART B


The following Statement of Additional Information is included in this Post-Effective Amendment No. 21:

 .  Heitman/PRA Real Estate Portfolio Institutional Class Shares and Advisor
   Class Shares

The following Statement of Additional Information is contained in Post-Effective Amendment No. 20 filed March 26, 1998:

 .  Hanson Equity Portfolio Institutional Class Shares

The following Statement of Additional Information is contained in Post-Effective Amendment No. 18 filed on January 23, 1998:

 .  Cambiar Opportunity Portfolio Institutional Class Shares

The following Statements of Additional Information contained in Post-Effective Amendment No. 16 filed on July 10, 1997:

 .  BHM&S Total Return Bond Portfolio Institutional Class Shares and
   Institutional Service Class Shares
 .  Chicago Asset Management Intermediate Bond Portfolio Institutional Class
   Shares and Chicago Asset Management Value/Contrarian Portfolio Institutional Class Shares
 .  FPA Crescent Portfolio Institutional Class Shares and Institutional Service
   Class Shares

 . Jacobs International Octagon Portfolio Institutional Class Shares . MJI International Equity Portfolio Institutional Class Shares and
   Institutional Service Class Shares
 .  TJ Core Equity Portfolio Institutional Service Class Shares

The following Statement of Additional Information is contained in Post-Effective Amendment No. 2 filed on November 25, 1994:

Dwight Principal Preservation Portfolio Institutional Class Shares

                                     PART B

                                   UAM FUNDS

                         HEITMAN REAL ESTATE PORTFOLIO



             STATEMENT OF ADDITIONAL INFORMATION -- March 2, 1998
                         as Supplemented June 30, 1998



     This Statement is not a Prospectus but should be read in conjunction with the Prospectus of the UAM Funds Trust (the "UAM Funds" or the "Fund") for the Heitman Real Estate Portfolio Institutional Class Shares dated March 2, 1998 and the Advisor Class Prospectus dated March 2, 1998, as supplemented from time-to-time. To obtain a Prospectus, please call the UAM Funds Service Center at 1-800-638-7983.


                                 TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND POLICIES...........................................2

PURCHASE AND REDEMPTION OF SHARES...........................................3

VALUATION OF SHARES.........................................................4

SHAREHOLDER SERVICES........................................................4

INVESTMENT LIMITATIONS......................................................5

MANAGEMENT OF THE FUND......................................................7

INVESTMENT ADVISER..........................................................9

SERVICE AND DISTRIBUTION PLANS.............................................11

PORTFOLIO TRANSACTIONS.....................................................13

ADMINISTRATIVE SERVICES....................................................13

CUSTODIAN..................................................................14

INDEPENDENT ACCOUNTANTS....................................................14

DISTRIBUTOR................................................................14

PERFORMANCE CALCULATIONS...................................................15

GENERAL INFORMATION........................................................16

FINANCIAL STATEMENTS.......................................................18

APPENDIX A -- DESCRIPTION OF SECURITIES AND RATINGS.......................A-1

APPENDIX B - COMPARISONS..................................................B-1


                       INVESTMENT OBJECTIVE AND POLICIES

      The following policies supplement the investment policies of the Heitman Real Estate Portfolio (the "Portfolio") as set forth in the Prospectuses for the Institutional Class Shares and Advisor Class Shares of the Portfolio.


LENDING OF SECURITIES


      The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended, (the "1940 Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC" or the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments). The Portfolio will not loan securities to the extent that greater than one-third of its assets (including the value of the collateral for the loans) at fair market value would be committed to loans. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. These risks are similar to the ones involved with repurchase agreements as discussed in the Prospectus.


SHORT-TERM INVESTMENTS

      In order to earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in the short-term investments described below:

  (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 10% of the total assets of the Portfolio.

      Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations collateralized by funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

      Each Portfolio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is, in the opinion of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Portfolio;

  (2) Commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or, if not rated, determined by the Adviser to be of comparable quality;

  (3) Short-term corporate obligations rated BBB or better by S&P or Baa by Moody's;

  (4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

  (5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers

      Home Administration, Federal Farm Credit Banks, Federal Intermediate Credit Bank, Federal National Mortgage Association, Federal Financing Bank, the Tennessee Valley Authority, and others; and

  (6) Repurchase agreements collateralized by securities listed above.


PORTFOLIO TURNOVER

      The portfolio turnover rates described in the Prospectuses are calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities. The calculation excludes all securities, including options, whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year within a particular year, and may also be affected by cash requirements for redemptions of shares. See "Financial Highlights" in the Prospectuses for the historical portfolio turnover rates with respect to the Portfolio.

                       PURCHASE AND REDEMPTION OF SHARES

      Institutional Class Shares of the Portfolio may be purchased without a sales commission at, and Advisor Class Shares of the Portfolio may be purchased with a sales charge in addition to, the net asset value per share next determined after an order is received in proper form by the Fund and payment is received by the Fund's custodian. The minimum initial investment required for the Institutional Class Shares is $250,000, except institutions purchasing shares of the Portfolio on behalf of accounts maintained by the institution may aggregate such accounts to satisfy the minimum initial investment requirement, and the minimum initial investment required for the Advisor Class Shares is $5,000. Certain exceptions may be permitted from time to time by the officers
of the Fund.   Subsequent investments will be accepted in any amount.  An order received in proper form prior to the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt; and an order received not in proper form or after the close of the Exchange will be executed at the price computed on the next day the Exchange is open after proper receipt. The Exchange will be closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The Portfolio reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Portfolio's shares.

      General information on how to buy shares of the Fund, as well as sales charges, if any involved, is set forth under "Purchase of Shares" in the Prospectuses. The following supplements that information.

      For purposes of determining whether a purchase of the Advisor Class shares of beneficial interest in the Fund (the "Advisor Class") qualifies for reduced sales charges and for purposes of determining whether an investor can join with another investor in a single purchase for inclusion toward completion of a Letter of Intent with respect to Advisor Class shares, the term "related person" includes: (i) an individual, or an individual combining with his or her spouse and their children and purchasing for his, her or their own account; (ii) a "company" as defined in Section 2(a)(8) of the 1940 Act; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code);
(iv) a tax-exempt organization under Section 501(c)(3) of (13) of the Internal Revenue Code; and (v) an employee benefit plan of a single employer or of affiliated employers.

      The Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that either the Exchange and custodian bank are closed or trading on the Exchange is restricted as determined by the Commission,
(ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit. The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash as the Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Portfolio. If redemptions are paid in investment securities, such securities will be valued as set forth in each Prospectus under "Valuation of Shares," and a redeeming shareholder would normally incur brokerage expenses if he converted those securities to cash.

     No charge is made by the Portfolio for redemptions. Any redemption may be more or less than the shareholder's initial cost depending on the market value of the securities held by the Portfolio.

     Signature Guarantees - To protect your account, the Fund and Chase Global Funds Services Company ("CGFSC") from fraud, signature guarantees are required for certain redemptions. The purpose of signature guarantees is to verify the identify of the person who has authorized a redemption from your account. Signatures guarantees are required for (1) all redemptions when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address, or (2) share transfer requests.

     Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A complete definition of eligible guarantor institutions is available from the Fund's transfer agent. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.

     The signature guarantee must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.


                              VALUATION OF SHARES

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the current asked prices nor less than the current bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.


     Bonds and other fixed income securities are valued according to the broadest and most representative market which will ordinarily be the over-the-counter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that it reflects fair value.

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods approved by the Fund's Trustees.

                              SHAREHOLDER SERVICES

     The following supplements the information set forth under "Shareholder Services" in the Portfolio's Prospectuses.

EXCHANGE PRIVILEGE

     Institutional Class Shares of the Portfolio may be exchanged for any other Institutional Class Shares of a Portfolio included in the UAM Funds which is comprised of the Fund and UAM Funds, Inc. (See the list of Portfolios of the UAM

Funds - Institutional Class Shares in the Heitman/PRA Real Estate Portfolio-Institutional Class Shares Prospectus.) Likewise, Advisor Class Shares of the Portfolio may be exchanged for Advisor Class Shares of any other UAM Funds Portfolio to the extent any are created in the future. Exchange requests should be made by calling the Fund (1-800-638-7983) or by writing to UAM Funds, UAM Funds Service Center, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The exchange privilege is only available with respect to Portfolios that are qualified for sale in the shareholder's state of residence.


     Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objective of the Portfolio to be purchased. You may obtain a Prospectus for the Portfolio(s) you are interested in by calling the UAM Funds Service Center at 1-800-638-7983.

     Exchange requests may be made either by mail or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges received prior to the close of regular trading on the Exchange (generally 4:00 p.m. Eastern Time), will be processed as of the close of business on the same day. Requests received after the close of regular trading on the Exchange will be processed on the next business day. Neither the Fund nor CGFSC will be responsible for the authenticity of the exchange instructions received by telephone. Exchanges may also be subject to limitations as to amounts or frequency and to other restrictions established by the Board of Trustees to assure that such exchanges do not disadvantage the Fund and its shareholders.

     For Federal income tax purposes an exchange between funds is a taxable event, and, accordingly, a capital gain or loss may be realized. In a revenue ruling relating to circumstances similar to the Fund's, an exchange between series of a Fund was also deemed to be a taxable event. It is likely, therefore, that a capital gain or loss would be realized on an exchange between Portfolios; you may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

TRANSFER OF SHARES

     Shareholders may transfer shares of the Portfolio to another person or entity by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Purchase and Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                             INVESTMENT LIMITATIONS

     The Portfolio is subject to the following restrictions which are fundamental policies (except as noted below) and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. Whenever an investment limitation sets forth a percentage limitation on investment or utilization of assets, such limitation shall be determined immediately after and as a result of a Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a Portfolio's investment limitations. The Portfolio will not:

1. As to 75% of the total assets of the Portfolio, purchase securities for the Portfolio of any issuer, if immediately thereafter (i) more than 5% of the Portfolio's total assets (taken at market value) would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of any class of such issuer would be held by the Portfolio, provided that this limitation does not apply to U.S. Government securities.

2. Make investments in real estate (including real estate limited partnership interests, but excluding readily marketable interest in real estate investment trusts ("REITs") or readily marketable securities of companies which invest in real estate) or commodities or commodity contracts, although the Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate, and the

     Portfolio may invest in futures contracts and related options.

3.   Act as a securities underwriter.

4. Make loans, except that the Portfolio may (i) purchase bonds, debentures and other publicly-distributed securities of a like nature, (ii) make loans in the form of call loans or loans maturing in not more than one year which are secured by marketable collateral and are in amounts and on terms similar to those currently in effect in the case of loans made by national banks, (iii) enter into repurchase agreements with respect to portfolio securities, and (iv) lend the portfolio securities of the Portfolio.

5. Borrow money, except that (i) the Portfolio may borrow money for temporary administrative purposes provided that the aggregate of all such borrowings does not exceed 33 1/3% of the value of the Portfolio's total assets and is not for more than 60 days, and (ii) the Portfolio may enter into interest-rate futures contracts. The Portfolio may not borrow for the purpose of leveraging its investment portfolio. The Portfolio may not purchase additional securities while outstanding borrowings exceed 5% of the value of its assets.

6. Lend the portfolio securities of the Portfolio in an amount in excess of 33% of the total assets of the Portfolio, taken at market value. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trustees, including the borrower's maintaining collateral equal at all times to the value of the securities loaned.

7. Purchase "illiquid" securities for the Portfolio, including repurchase agreements maturing in more than seven days, options traded "over-the-counter," securities lacking readily available market quotations and securities which cannot be sold without registration or the filing of a notification under federal or state securities laws, if, as a result, more than 15% of the Portfolio's net assets would then be invested in such securities.*

8. Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by the Portfolio.*

9. Purchase securities of any other investment company, except in connection with a merger, consolidation, acquisition or reorganization, and except that the Portfolio may purchase securities of money market mutual funds to the extent permitted by applicable law. This restriction shall not prohibit the Portfolio from investing in securities issued by REITs.*

10. Purchase securities for the Portfolio of companies which together with predecessors have a record of less than three years' continuous operation, and equity securities of issuers which are not readily marketable, if, as a result, more than 5% of the Portfolio's net assets would then be invested in such securities, except that this restriction shall not apply to the purchase of securities of REITs.*

11. Invest in puts, calls, straddles, spreads and any combination thereof, except that (i) the Portfolio may write covered put and call options on securities and write and purchase put and call options on stock indexes, and (ii) the Portfolio may write covered put and call options on U.S. Government securities.*

12. Purchase securities from or sell securities to any of its officers or Trustees, except with respect to its own shares and as is permissible under applicable statutes, rules and regulations.*

13.  Purchase securities of companies for the purpose of exercising control.*

14. Make short sales whereby the dollar amount of short sales at any one time shall exceed 25% of the net assets of the Portfolio, or the value of securities of any one issuer in which the Portfolio is short exceeds the lesser of 2% of the value of the Portfolio's net assets or 2% of the value of securities of any class of any issuer, except that the Portfolio may make short sales against the box.*

     --------------
     *Therefore, it may be changed by the Fund's Board of Trustees upon a reasonable notice to investors.

     While the Fund has the power to pledge its assets to secure borrowings, the Fund has no intention of pledging the assets of the Portfolio taken at market value in any amount in excess of 33 1/3% of the Portfolio's total assets taken at market value. The deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis, and collateral arrangements with respect to the purchase and sale of stock options and stock index options and initial and variation margin for futures contracts, are not deemed to be pledges of assets of the Portfolio. Also, although the Fund has the power to make call loans, it has no intention to do so.

     Government securities in which the Portfolio may invest include (a) direct obligations of the U.S. Treasury, including bills, bonds and notes, and (b) obligations issued or guaranteed as to principal and interest by U.S. Government agencies or instrumentalities and supported by any of (i) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association participation certificates); (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of Federal Farm Credit Banks);
(iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association); or (iv) the credit of the agency or instrumentality (e.g., securities of the Student Loan Marketing Association).

     Although the Portfolio has the ability to invest in futures contracts and options, the Portfolio has no current intention of doing so without first notifying its shareholders and supplying further information in the Prospectuses.

     Although not an investment policy, it is anticipated that under normal circumstances approximately 60% to 90% of the Portfolio's assets will be invested in REITs which, according to the National Association of Real Estate Investment Trusts, have grown over five-fold since 1991.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     The Officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Fund and elect its Officers. The following is a list of the Trustees and Officers of the Fund, their addresses and dates of birth, and a brief statement of their present positions and principal occupations during the past five years.

John T. Bennett, Jr. (1/26/29), Trustee of the Fund
College Road--RFD 3, Meredith, NH 03253; President of Squam Investment Management Company, Inc. and Great Island Investment Company, Inc.; President of Bennett Management Company from 1988 to 1993.

Nancy J. Dunn (8/14/51), Trustee of the Fund
10 Garden Street, Cambridge, MA 02138; Vice President for Finance and Administration and Treasurer of Radcliffe College since 1991.

Philip D. English (8/5/48), Trustee of the Fund
16 West Madison Street, Baltimore, MD 21201; President and Chief Executive Officer of Broventure Company, Inc.; Chairman of the Board of Chektec Corporation and Cyber Scientific, Inc.

William A. Humenuk (4/21/42), Trustee of the Fund
4000 Bell Atlantic Tower, 1717 Arch Street, Philadelphia, PA 19103; Partner in the Philadelphia office of the law firm Dechert Price & Rhoads; Director, Hofler Corp.

Norton H. Reamer* (3/21/35), Trustee of the Fund
One International Place, Boston, MA 02110; President and Chairman of the Fund; Chairman, Chief Executive Officer and a Director of United Asset Management Corporation; Director, Partner or Trustee of each of the Investment Companies of the Eaton Vance Group of Mutual Funds.

Charles H. Salisbury, Jr.* (8/24/40), Trustee of the Fund
One International Place, Boston, MA 02110; Executive Vice President of United Asset Management Corporation; formerly an executive officer and Director of T. Rowe Price and President and Chief Investment Officer of T. Rowe Price Trust Company.

Peter M. Whitman, Jr.* (7/1/43), Trustee of the Fund
One Financial Center, Boston, MA 02111; President and Chief Investment Officer of Dewey Square Investors Corporation since 1988; Director and Chief Executive Officer of H. T. Investors, Inc., formerly a subsidiary of Dewey Square.


William H. Park  (9/19/47), Executive Vice President of the Fund
One International Place, Boston, MA 02110; Executive Vice President and Chief Financial Officer of United Asset Management Corporation.

Gary L. French  (7/4/51), Treasurer of the Fund
211 Congress Street, Boston, MA 02110; President of UAM Fund Services, Inc. and UAM Fund Distributors, Inc.; formerly Vice President of Operations, Development and Control of Fidelity Investment in 1995; Treasurer of the Fidelity Group of Mutual Funds from 1991 to 1995.

Michael E. DeFao  (2/28/68), Secretary of the Fund
211 Congress Street, Boston, MA 02110; Vice President and General Counsel of UAM Fund Services, Inc. and UAM Fund Distributors, Inc.; Associate Attorney of Ropes & Gray (a law firm) from 1993 to 1995.

Robert R. Flaherty  (9/18/63), Assistant Treasurer of the Fund
211 Congress Street, Boston, MA 02110; Vice President of UAM Fund Services, Inc.; formerly Manager of Fund Administration and Compliance of Chase Global Fund Services Company from 1995 to 1996; Senior Manager of Deloitte & Touche LLP from 1985 to 1995.

Michelle Azrialy (4/12/69), Assistant Secretary of the Fund
73 Tremont Street, Boston, MA 02108; Assistant Treasurer of Chase Global Funds Services Company since 1996. Senior Public Accountant with Price Waterhouse LLP from 1991 to 1994.

Gordon M. Shone (7/30/56), Assistant Treasurer of the Fund
73 Tremont Street, Boston, MA 02108; Vice President of Fund Administration and Compliance of Chase Global Funds Services Company; formerly Senior Audit Manager of Coopers & Lybrand LLP (1983-1996).

----------------
* Messrs. Reamer, Salisbury and Whitman are deemed to be "interested persons" of the Fund as that term is defined in the 1940 Act.


     As of May 29, 1998, the Trustees and Officers of the Fund owned less than 1% of the Fund's outstanding shares.

REMUNERATION OF TRUSTEES AND OFFICERS

     The Fund pays each Trustee, who is not also an officer or affiliated person, a $150 quarterly retainer fee per active Portfolio which currently amounts to $1,350 per quarter. In addition, each unaffiliated Trustee receives a $2,000 meeting fee which is aggregated for all the Trustees and allocated proportionately among the Portfolios of the Fund and UAM Funds, Inc., and reimbursement for travel and other expenses incurred while attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees. The Fund's officers and employees are paid by either the Adviser, United Asset Management Corporation ("UAM"), the Administrator or CGFSC and receive no compensation from the Fund.

     The following table shows aggregate compensation paid to each of the Fund's unaffiliated Trustees by the Fund and total compensation paid by the Fund and UAM Funds, Inc. (collectively the "Fund Complex"), in the fiscal year ended April 30, 1998.

COMPENSATION TABLE


                                                 Pension or
                                                 Retirement        Estimated        Total Compensation
                           Aggregate          Benefits Accrued      Annual         from Registrant and
  Name of Person,      Compensation From         as Part of      Benefits Upon         Fund Complex
     Position             Registrant           Fund Expenses       Retirement        Paid to Trustees
     --------             ----------           -------------       ----------        ----------------
John T. Bennett, Jr.
  Trustee..............     $6,149                    0                 0                 $33,500

Philip D. English
  Trustee..............     $6,149                    0                 0                 $33,500

William A. Humenuk
  Trustee..............     $6,149                    0                 0                 $33,500

Nancy J. Dunn
  Trustee..............     $4,668                    0                 0                 $25,200


PRINCIPAL HOLDER OF SECURITIES

     As of May 29, 1998, the following persons or organizations held of record or beneficially 5% or more of the shares of the Portfolio, as noted:


     Heitman Real Estate Fund Institutional Class Shares: United
Nations Joint Staff Pension Fund, c/o Henry L. Ouma, Investment Management Service, United Nations, Room S-0702, New York, NY, 30%; Charles Schwab & Company, Reinvest Account, 101 Montgomery Street, San Francisco, CA, 24.5%*; Charles Schwab & Company, Cash Account, 101 Montgomery Street, San Francisco, CA, 23%*; HAWCO, c/o Hawaiian Trust Company, Client Mutual Funds 769, P.O. Box 1930, Honolulu, HI, 9%*; and Donaldson Lufkin & Jenrette, Cash Account, 1 Pershing Plaza, Jersey City, NJ, 9.5*; Drexel University, Office of the Comptroller, 32nd & Chestnut Street, Philadelphia, PA, 5%.

     Heitman Real Estate Fund Advisor Class Shares: Charles Schwab & Company, Special Custody Account, 101 Montgomery Street, San Francisco, CA, 38%*.

     The persons(s) or organization(s) listed above as owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) such Portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of shareholders of such Portfolio.

------
* Denotes shares held by a trustee or fiduciary for which beneficial ownership is disclaimed or presumed disclaimed.

                               INVESTMENT ADVISER

CONTROL OF ADVISER

     Heitman/PRA Securities Advisors, Inc. (the "Adviser") is a wholly-owned subsidiary of Heitman Financial Ltd. which is a wholly-owned subsidiary of UAM, a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized approximately 45 such wholly-owned affiliated firms (the "UAM Affiliated Firms"). UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients.

     Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them.


SERVICES PROVIDED BY ADVISER


     Pursuant to Investment Advisory Agreements ("Agreement") between the Fund and the Adviser, the Adviser has agreed to manage the investment and reinvestment of the Portfolio's assets, to continuously review, supervise and administer the Portfolio's investment program, and to determine in its discretion the securities to be purchased or sold and the portion of the Portfolio's assets to be held uninvested.

     In the absence of (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties under the Agreement, (ii) reckless disregard by the Adviser of its obligations and duties under the Agreement, or (iii) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to any liability whatsoever to the Fund, or to any shareholder of the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Agreement.

     Unless sooner terminated, the Agreement shall continue for a period of one year so long as such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Board of Trustees of the Fund who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees of the Fund or (c) by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time by the Portfolio, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio on 60 days' written notice to the Adviser. The Agreement may be terminated by the Adviser at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. The Agreement will automatically and immediately terminate in the event of its assignment.

PHILOSOPHY AND STYLE

     The Adviser believes that, over the long term, publicly traded real estate securities' performance is determined by the underlying real estate assets, real estate market cycles and management's ability to operate and invest in these assets during each market cycle. The Adviser's primary objective is to generate long-term, superior, risk-adjusted returns by identifying and investing in publicly traded real estate companies which demonstrate the highest probability of growing cash flow per share without undue risk to achieve such growth. As a value-oriented manager, the Adviser is committed to a strategy of investing in companies which offer growth at a reasonable price.

ADVISORY FEES

     As compensation for services rendered by the Adviser under the Investment Advisory Agreement, the Portfolio pays the Adviser an annual fee in monthly installments calculated by applying the following annual percentage rates to the Portfolio's average daily net assets for the month:

     0.75% of the Portfolio's first $100 million; plus 0.65% of the net assets in excess of $100 million.

     During the fiscal years ended December 31, 1997, 1996 and December 31, 1995, the fees paid to the Adviser were $1,489,121, $992,968, and $724,658, respectively.

                         SERVICE AND DISTRIBUTION PLANS

     As stated in the Portfolio's Advisor Class Shares Prospectus, the Distributor may enter into agreements with broker-dealers and other financial institutions ("Service Agents"), pursuant to which they will provide administrative support services to Advisor Class shareholders who are their customers ("Customers") in consideration of the Fund's payment of 0.25% (on an annualized basis) of the average daily net asset value of the Advisor Class Shares held by the Service Agent for the benefit of its Customers. Such services include:

     (a) acting as the sole shareholder of record and nominee for beneficial owners;

     (b) maintaining account records for such beneficial owners of the Fund's shares;

     (c)  opening and closing accounts;

     (d) answering questions and handling correspondence from shareholders about their accounts;

     (e)  processing shareholder orders to purchase, redeem and exchange shares;

     (f) handling the transmission of funds representing the purchase price or redemption proceeds;

     (g) issuing confirmations for transactions in the Fund's shares by shareholders;

     (h) distributing current copies of prospectuses, statements of additional information and shareholder reports;

     (i) assisting customers in completing application forms, selecting dividend and other account options and opening any necessary custody accounts;

     (j) providing account maintenance and accounting support for all transactions; and

     (k) performing such additional shareholder services as may be agreed upon by the Fund and the Service Agent, provided that any such additional shareholder services must constitute a permissible non-banking activity in accordance with the then current regulations of, and interpretations thereof by, the Board of Governors of the Federal Reserve System, if applicable.

     Each agreement with a Service Agent is governed by a Shareholder Service Plan (the "Service Plan") that has been adopted by the Fund's Board of Trustees. Pursuant to the Service Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under each agreement with Service Agents and the purposes for which the expenditures were made. In addition, arrangements with Service Agents must be approved annually by a majority of the Fund's Trustees, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements.

     The Board of Trustees has approved the arrangements with Service Agents based on information provided by the Fund's service contractors that there is a reasonable likelihood that the arrangements will benefit the Fund and its shareholders by affording the Fund greater flexibility in connection with the servicing of the accounts of the beneficial owners of its shares in an efficient manner. Any material amendment to the Fund's arrangements with Service Agents must be approved by a majority of the Fund's Board of Trustees (including a majority of the disinterested Trustees). The Shareholder Services Plan may be terminated at any time by vote of a majority of the Trustees of the Fund who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan or, at the discretion of the Board of Trustees of the Fund, by vote of a majority of the outstanding voting securities of the Fund. So long as the arrangements with Service Agents are in effect, the selection and nomination of the members of the Fund's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund will be committed to the discretion of such non-interested Trustees.

     For the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid $190,631, $89,289 and $2,985, respectively, in compensation to ACG Capital Corporation with respect to Advisor Class Shares pursuant to a Distribution Agreement dated May 15, 1995.

     Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Distribution Plan for the Advisor Class Shares of the Fund (the "Distribution Plan"). The Distribution Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Advisor Class Shares.

     The Distribution Plan permits the Advisor Class Shares, pursuant to the Distribution Agreement, to pay a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the Advisor Class Shares. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. In addition, the Advisor Class Shares may make payments directly to other unaffiliated parties who either aid in the distribution of their shares or provide services to the Class.

     The maximum annual aggregate fee payable by the Fund under the Service and Distribution Plans (the "Plans"), may not exceed in the aggregate 0.50% of the Advisor Class Shares' average daily net assets for the year without first obtaining Shareholder approval. The Fund's Board of Trustees may reduce this amount at any time. The current fee which will be payable under the Service Plan has been set at 0.25%, and the current fee which will be payable under the Distribution Plan has been set at 0.25%.

    All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid by the Advisor Class Shares will be borne by such persons without any reimbursement from such Classes. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans. From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plans, the Distribution Agreement and the form of dealer's and services agreements have all been approved by the Board of Trustees of the Fund, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plans or any related agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans, the Distribution Agreement and the related agreements must be approved annually by the Board of Trustees in the same manner, as specified above.

     Each year the Trustees must determine whether continuation of the Plans is in the best interest of the shareholders of Advisor Class Shares and that there is a reasonable likelihood of the Plans providing a benefit to the Class. The Plans, the Distribution Agreement and the related agreements with any broker-dealer or others relating to the Class may be terminated at any time without penalty by a majority of those Trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those Trustees who are not "interested persons." Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of the Trustees of the Fund having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Fund must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review. The National Association of Securities Dealers, Inc. has adopted amendments to its Conduct Rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

     During the fiscal years ended December 31, 1996 and December 31, 1995, the Fund paid an aggregate of $89,289 and $2,985, respectively, to Service Agents under contracts entered into pursuant to the Shareholder Servicing Plan.

                             PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolio. In doing so, a Portfolio may pay higher commission rates than the lowest rate available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

     It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through broker-dealer firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients.

     During the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid $480,427, $400,540, and $334,132, respectively, in brokerage commissions.

     During the fiscal year ended December 31, 1997, transactions of the Portfolio aggregating $173,894,638 were allocated to brokers providing research, statistical and other related services and $234,403 in brokerage commissions were paid on these transactions.

     Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of a Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Trustees.

                            ADMINISTRATIVE SERVICES

     The Board of Trustees of the Fund approved a Fund Administration Agreement, effective April 15, 1996, ("Fund Administration Agreement"), between UAM Fund Services, Inc., a wholly-owned subsidiary of UAM, and the Fund. Pursuant to the terms of the Fund Administration Agreement, UAMFSI manages, administers and conducts the general business activities of the Fund other than those which have been contracted to other third parties by the Fund. Additionally, UAMFSI has agreed to provide transfer agency services to the Portfolios pursuant to the terms of the Agreement.

     UAMFSI has subcontracted some of these services to Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, pursuant to a Mutual Funds Service Agreement between UAMFSI and CGFSC (collectively, with the Fund Administration Agreement between UAMFSI and the Fund, the "Agreements").

     Pursuant to the terms of the Agreements, the Portfolio pays UAMFSI a two part monthly fee: a Portfolio specific fee which is retained by UAMFSI and a sub-administration fee which UAMFSI in turn pays to CGFSC. The following portfolio specific fees are calculated from the aggregate net assets of each
Portfolio:


                                                             Annual Rate
                                                             -----------
          Heitman Real Estate Portfolio..................       0.06%


     CGFSC's monthly fee for its services is calculated on an annualized basis as follows:

          0.19 of 1% of the first $200 million of combined UAM Funds net assets;
          0.11 of 1% of the next $800 million of combined UAM Funds net assets;
          0.07 of 1% of combined UAM Funds net assets in excess of $1 billion but less than $3 billion;
          0.05 of 1% of combined UAM Funds net assets in excess of $3 billion.

     Fees are allocated among the Portfolios on the basis of their relative assets and are subject to a graduated minimum fee schedule per Portfolio, which starts at $2,000 per month and increases to $70,000 annually after two years. If a separate class of shares is added to a Portfolio, its minimum annual fee increases by $20,000.

  Prior to April 15, 1996, CGFSC or its predecessor, Mutual Funds Service Company, provided certain administrative services to the Fund under an Administration Agreement between the Fund and U.S. Trust Company of New York.

  UAMFSI bears all expenses in connection with the performance of its services under the Agreement. Other expenses to be incurred in the operation of the Fund are borne by the Fund or other parties, including taxes, interest, brokerage fees and commissions, if any, salaries and fees of officers and members of the Board who are not officers, directors, shareholders or employees of UAMFSI, or the Fund's investment adviser or distributor, SEC fees and state Blue Sky fees, EDGAR filing fees, processing services and related fees, advisory and administration fees, charges and expenses of pricing and data services, independent public accountants and custodians, insurance premiums including fidelity bond premiums, outside legal expenses, costs of maintenance of corporate existence, typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund, printing and production costs of shareholders' reports and corporate meetings, cost and expenses of Fund stationery and forms; costs of special telephone and data lines and devices; trade association dues and expenses; and any extraordinary expenses and other customary Fund expenses.

  Unless sooner terminated as provided herein, the Fund Administration Agreement shall continue in effect from year to year provided such continuance is specifically approved at least annually by the Board. The Fund Administration Agreement is terminable, without penalty, by the Board or by UAMFSI, on not less than ninety (90) days' written notice. The Fund Administration Agreement shall automatically terminate upon its assignment by UAMFSI without the prior written consent of the Fund.

  UAMFSI will from time to time employ or associate with such person or persons as may be fit to assist them in the performance of the Fund Administration Agreement. Such person or persons may be officers and employees who are employed by both UAMFSI and the Fund. The compensation of such person or persons for such employment shall be paid by UAMFSI and no obligation will be incurred by or on behalf of the Fund in such respect.

  Effective February 28, 1997, the Fund entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the Portfolios in the accounts for which they provide services.


                                   CUSTODIAN

  The Chase Manhattan Bank, 3 Chase Metrotech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

                            INDEPENDENT ACCOUNTANTS

  Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountants for the Fund.

                                  DISTRIBUTOR

  UAM Fund Distributors, Inc., a wholly-owned subsidiary of UAM, serves as the distributor of the Institutional Class Shares of the Fund. Shares of the Fund are offered continuously. While the Distributor will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAM Fund Distributors, Inc. received no compensation for its services directly or indirectly from the Portfolio during the fiscal year ended December 31, 1997.

     ACG Capital Corporation ("ACG"), 1661 Tice Valley Boulevard, #200, Walnut Creek, CA 94595, provides distribution services to the Fund with respect to Advisor Class shares pursuant to a Distribution Agreement (the "ACG Distribution Agreement").

     Under the ACG Distribution Agreement, ACG is granted the right to sell Advisor Class shares as agent for the Fund. ACG agrees to use all reasonable efforts to secure purchasers for the Advisor Class shares and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of Advisor Class shares and any other literature and advertising used in connection with the offering.




                            PERFORMANCE CALCULATIONS

PERFORMANCE

     The Portfolio may from time to time quote various performance figures to illustrate past performance.

     Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by each class of the Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Portfolio are based on the standardized methods of computing performance mandated by the Commission. An explanation of those methods used to compute or express performance follows.

YIELD

     Current yield reflects the income per share earned by a Portfolio's investment. The current yield of a Portfolio is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Advisor Class Shares of a Portfolio bear additional service and distribution expenses, the yield of the Advisor Class Shares of a Portfolio will generally be lower than that of the Institutional Class Shares of the same Portfolio.

     A yield figure is obtained using the following formula:

     Yield = 2[(a - b + 1)/6/- 1]
                -----
                  cd

where:

     a      =      dividends and interest earned during the period
     b      =      expenses accrued for the period (net of reimbursements)
     c      =      the average daily number of shares outstanding during the
                   period that were entitled to receive income distributions
     d      =      the maximum offering price per share on the last day of the period.

TOTAL RETURN

     The average annual total return of a Portfolio is determined by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5 and 10 year period and the deduction of all applicable Fund expenses on an annual basis. Since Advisor Class Shares of a Portfolio bear additional service and distribution expenses, the average annual total return of the Advisor Class Shares of a Portfolio will generally be lower than that of the Institutional Class Shares of the same Portfolio.

     These figures are calculated according to the following formula:

     P(1 + T)/n/ = ERV

where:

P    =     a hypothetical initial payment of $1,000
T    =     average annual total return
n    =     number of years
ERV  =     ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     The average annual total returns of the Institutional Class Shares for the one-year and five-year periods ended December 31, 1997 and since inception (January 4, 1989) through December 31, 1997 were 21.12%, 18.02% and 11.37%, respectively, and the average annual total returns of the Advisor Class Shares for the one-year period ended December 31, 1997 and since inception (May 15, 1995) through December 31, 1997 were 14.47% and 24.70% respectively.

COMPARISONS

     To help investors better evaluate how an investment in the Portfolio might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see Appendix B for publications, indices and averages which may be used.

     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in a Portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Portfolio to calculate its performance. In addition, there can be no assurance that the Portfolio will continue this performance as compared to such other averages.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund was organized under the name The Regis Fund II as a Delaware business trust on May 18, 1994. On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust." The Fund's principal office is located at One International Place, Boston, MA 02110; however, all investor correspondence should be directed to the Fund at UAM Funds Service Center, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without further action by shareholders. The Trustees have authorized an additional class of shares known as Institutional Service Class Shares. As of the date of this Statement of Additional Information, no Institutional Service Class Shares have been offered by this Portfolio.

     The shares of the Portfolio of the Fund, when issued and paid for as provided for in the Prospectuses, will be fully paid and nonassessable, have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the Fund.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of the Portfolio's net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the Federal excise tax on undistributed income and capital gains. See discussion under "Dividends, Capital Gains Distributions and Taxes" in the Prospectuses. The amounts of any income dividends or capital gains distributions cannot be predicted.

     Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share net asset value of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectuses.

     As set forth in the Prospectuses, unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of the Portfolio of the Fund at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

     The Portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for Federal tax purposes. Any net capital gains recognized by the Portfolio will be distributed to its investors without need to offset (for Federal income tax purposes) such gains against any net capital losses realized by another Portfolio.



FEDERAL TAXES

     In order for the Portfolio to continue to qualify for Federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), at least 90% of the Portfolio's gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies or other related income derived with respect to its business investing in such securities or currencies.

     The Portfolio will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes. Shareholders will be advised on the nature of the payments.

CODE OF ETHICS

     The Fund has adopted a Code of Ethics which restricts to a certain extent personal transactions by access persons of the Fund and imposes certain disclosure and reporting obligations.

                              FINANCIAL STATEMENTS

  The Financial Statements of the Portfolio which include the Financial Highlights for the fiscal year ended December 31, 1997 which appear in the 1997 Annual Report and the report thereon of Price Waterhouse LLP as of and for the fiscal year ended December 31, 1997 which were previously filed electronically with the SEC are incorporated herein by reference. The Financial Statements and Financial Highlights for the periods prior to 1996 were audited by other independent accountants.

              APPENDIX A -- DESCRIPTION OF SECURITIES AND RATINGS

I. DESCRIPTION OF CORPORATE BOND RATINGS

     Excerpts from Moody's Investors Service, Inc. ("Moody's") description of its highest bond ratings: Aaa -- judged to be the best quality; carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards; A -- possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa -- considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured.

     Excerpts from Standard & Poor's Rating Services ("S&P") description of its highest bond ratings: AAA -- highest grade obligations; possess the ultimate degree of protection as to principal and interest; AA -- also qualify as high grade obligations, and in the majority of instances differs from AAA issues only in small degree; A -- regarded as upper medium grade; have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe; BBB -- regarded as borderline between definitely sound obligations and those where the speculative element begins to predominate; this group is the lowest which qualifies for commercial bank investment.



II. DESCRIPTION OF U.S. GOVERNMENT SECURITIES

     The term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

     U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States.

     In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the U.S. Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, is not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government.

     Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

III. DESCRIPTION OF COMMERCIAL PAPER

     The Portfolio may invest in commercial paper (including variable amount master demand notes) rated A-1 or better by S&P or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or S&P or Prime-1 by Moody's or by S&P. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangement between the issuer and a commercial bank acting as agent for the payees of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with the Portfolio's investment in variable amount master demand notes, the Adviser's investment management staff will monitor, on an ongoing basis, the earning power, cash flow and other liquidity ratios of the issuer and the borrower's ability to pay principal and interest on demand.

     Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established, and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2 or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to completion and customer acceptance; (4) liquidity; (5) amount and quality of long term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of issuer of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

IV. DESCRIPTION OF BANK OBLIGATIONS

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations of commercial banks. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may increase or decrease periodically. Frequently, dealers selling variable rate certificates of deposit to the Portfolio will agree to repurchase such instruments, at the Portfolio's option, at par on or near the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by various dealers, such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Portfolio is also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit. A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction to finance the import, export, transfer or storage of goods. The borrower is liable for payment as well as the bank which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in the secondary markets prior to maturity.

                           APPENDIX B - COMPARISONS



     (a) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks.

     (b) Standard & Poor's 500 Stock Index or its component indices -- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

     (c) Standard & Poor's 400 Mid Cap Index - consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is also a market-value weighted index and was the first benchmark of mid cap stock price movement.

     (d) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     (e) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available.

     (f) Lipper -- Mutual Fund Performance Analysis and Lipper -- Fixed Income Fund Performance Analysis -- measure total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

     (g) Lipper Capital Appreciation Funds Index - a fund that aims at maximum capital appreciation, frequently by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, purchasing options, etc. The fund may take large cash positions.

     (h) Lipper Small Cap Funds Index- a fund that by prospectus or portfolio practice invests primarily in companies with market capitalizations of less than $1 billion at the time of purchase.

     (i) Morgan Stanley Capital International EAFE Index and World Index -- respectively, arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East, and over 1,400 securities listed on the stock exchanges of these continents, including North America.

     (j) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

     (k) Salomon Brothers GNMA Index -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

     (l) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

     (m) Salomon Brothers Broad Investment Grade Bond Index -- is a market-weighted index that contains approximately 4,700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass through securities.

     (n) Lehman Brothers Treasury Bond Index -- is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

     (o) Lehman Brothers Government/Corporate Index -- is a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

     (p) NASDAQ Industrial Index -- is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

     (q) Value Line -- composed of over 1,600 stocks in the Value Line Investment Survey.

     (r) Russell 2000 Index -- composed of the 2,000 smallest stocks in the Russell 3000, a market value-weighted index of the 3,000 largest U.S. publicly-traded companies.

     (s) Salomon Brothers 3 Month T-Bill Average - the average return for all Treasury bills for the previous three month period.

     (t) Composite Indices -- 60% Standard & Poor's 500 Stock Index, 30% Lehman Brothers Long-Term Treasury Bond and 10% U.S. Treasury Bills; 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; all stocks on the NASDAQ system exclusive of those traded on an exchange, and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

     (u) CDA Mutual Fund Report published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average compounded growth rate) over specified time periods for the mutual fund industry.

     (v) Mutual Fund Source Book published by Morningstar, Inc. -- analyzes price, yield, risk and total return for equity funds.

     (w) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     (x) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change over time in the price of goods and services in major expenditure groups.

     (y) Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

     (z) Savings and Loan Historical Interest Rates -- as published by the U.S. Savings & Loan League Fact Book.

     (aa) Historical data supplied by the research departments of First Boston Corporation; the J.P. Morgan companies; Salomon Brothers; Merrill Lynch, Pierce, Fenner & Smith; Lehman Brothers, Inc.; and Bloomberg L.P.

                                     PART C
                                UAM FUNDS TRUST
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS:

     Included in Part A for the Portfolio listed below are "Financial Highlights" from the date indicated to the period ended December 31, 1997:

     Heitman/PRA Real Estate Portfolio Institutional Class shares (1/4/89) Heitman/PRA Real Estate Portfolio Advisor Class shares (5/15/95)

     Contained in Post-Effective Amendment No. 20 in Part A for the Portfolio listed below are "Financial Highlights" from the date indicated to the period ended February 28, 1998:
       -Hanson Equity Portfolio Institutional Class Shares (10/2/97)

     Contained in Post-Effective Amendment No. 16 in Part A for the Portfolios listed below are "Financial Highlights" for the periods from the date indicated to the fiscal year ended April 30, 1997:

     BHM&S Total Return Bond Portfolio Institutional Class Shares
       (November 1, 1995)
     BHM&S Total Return Bond Portfolio Institutional Service Class Shares
       (November 1, 1995)
     Chicago Asset Management Intermediate Bond Portfolio Institutional Class
       Shares (January 24, 1995)
     Chicago Asset Management Value/Contrarian Portfolio Institutional Class
       Shares (December 16, 1994)

     Jacobs International Octagon Portfolio Institutional Class Shares
       (January 2, 1997)
     MJI International Equity Portfolio Institutional Class Shares
       (September 16, 1994)
     MJI International Equity Portfolio Institutional Service Class Shares
       (December 31, 1996)
     TJ Core Equity Portfolio Institutional Service Class Shares
       (September 28, 1995)

     Contained in Post-Effective Amendment No. 16 in Part A for the Portfolio listed below are "Financial Highlights" for the periods from the date indicated to the fiscal year ended March 31, 1997:

     FPA Crescent Portfolio Institutional Class Shares (June 2, 1993) FPA Crescent Portfolio Institutional Service Class Shares
       (January 24, 1997)

     Incorporated by reference in Part B for the portfolio listed below are Financial Statements dated December 31, 1997:

     Heitman/PRA Real Estate Portfolio Institutional Class Shares
     Heitman/PRA Real Estate Portfolio Advisor Class Shares

     The Financial Statements for the above-referenced Portfolio for the time periods set forth in the Annual Report dated December 31, 1997 include:

     (a) Statement of Assets and Liabilities as of December 31, 1997;

     (b) Statement of Operations for the period ended December 31, 1997;

     (c) Statement of Changes in net Assets for the period ended December 31, 1997;

     (d) Financial Highlights as of December 31, 1997;

     (e) Notes to Financial Statements; and

     (f) Report of Independent Accountants.


     Contained in Post-Effective Amendment No. 20 in Part B for the Portfolio listed below are Financial Statements date February 28, 1998:

     Hanson Equity Portfolio Institutional Class Shares

     The Financial Statements for the above-referenced Portfolio include:

     (a) Statement of Assets and Liabilities as of February 28, 1998;

     (b) Statement of Operations for the period ended February 28, 1998;

     (c) Statement of Change in Net Assets for the period ended February 28,
         1998;

     (d) Financial Highlights as of February 28, 1998; and

     (e) Notes to Financial Statements.

     Contained in Post-Effective Amendment No. 16 in Part B for the Portfolios listed below are Financial Statements dated April 30, 1997:

     BHM&S Total Return Bond Portfolio Institutional Class Shares
     BHM&S Total Return Bond Portfolio Institutional Service Class Shares Chicago Asset Management Value/Contrarian Portfolio Institional Class Shares
     Chicago Asset Management Intermediate Bond Portfolio Institional Class
     Shares

     Jacobs International Octagon Portfolio Institutional Class Shares
     MJI International Equity Portfolio Institutional Class Shares
     MJI International Equity Portfolio Institutional Service Class Shares TJ Core Equity Portfolio Institutional Service Class Shares

     The Financial Statements for the above-referenced Portfolios for the time periods set forth in each Portfolio's Annual Report dated April 30, 1997 include:

     (a) Statement of Net Assets as of April 30, 1997;

     (b) Statement of Operations for the period ended April 30, 1997;

     (c) Statement of Changes in Net Assets for the period ended April 30, 1997;

     (d) Financial Highlights as of April 30, 1997;

     (e) Notes to Financial Statements; and

     (f) Report of Independent Accountants.

     Contained in Post-Effective Amendment No. 16 in Part B for the Portfolio listed below are Financial Statements dated March 31, 1997:

     FPA Crescent Portfolio Institutional Class Shares
     FPA Crescent Portfolio Institutional Service Class Shares

     The Financial Statements for the above-referenced Portfolio for the time periods set forth in the Portfolio's Annual Report dated March 31, 1997 include:

     (a) Statement of Net Assets as of March 31, 1997;
     (b) Statement of Operations for the period ended March 31, 1997;
     (c) Statement of Changes in Net Assets for the period ended March 31, 1997;
     (d) Financial Highlights as of March 31, 1997;
     (e) Notes to Financial Statements; and
     (f) Report of Independent Accountants.

(B)  EXHIBITS

Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following reference is used: PEA 20 = Post-Effective Amendment No. 20 filed on March 26, 1998, PEA 19 = Post-Effective Amendment No. 19 filed on February 3, 1998, PEA18 = Post-Effective Amendment No. 18 filed on January 23, 1998, PEA17 = Post-Effective Amendment No. 17 filed on December 15, 1997, PEA16 = Post-Effective Amendment No. 16 filed on July 10, 1997, PEA15 = Post-Effective Amendment No. 15 filed on January 3, 1997, PEA14 = Post-Effective Amendment No. 14 filed on September 17, 1996, PEA13 = Post-Effective Amendment No. 13 filed on August 28, 1996, PEA12 = Post-Effective Amendment No. 12 filed on July 17, 1996, PEA11 = Post-Effective No. 11 filed on July 1, 1996, PEA10 = Post-Effective Amendment No. 10 filed on July 1, 1996, PEA9 = Post-Effective Amendment No. 9 filed on May 1, 1996, PEA8 = Post-Effective Amendment No. 8 filed on March 13, 1996, PEA7 = Post-Effective Amendment No. 7 filed on August 28, 1995, PEA4 = Post-Effective Amendment No. 4 filed on February 9, 1995, PEA3 = Post-Effective Amendment No. 3 filed on December 14, 1994, PEA2 = Post-Effective Amendment No. 2 filed on November 25, 1994, PEA1 = Post-Effective Amendment No. 1 filed on November 15, 1994, RS = original Registration Statement on Form N-1A filed on June 3, 1994 and Pre EA = Pre-Effective Amendment No. 1 filed on August 24, 1994.

                                                                  Incorporated by
Exhibit                                                           Reference to (Location):
---------                                                         ---------------------------
  A.   Declaration of Trust                                       RS
       1.  Certificate of Amendment to
           Certificate of Trust                                   PEA8

  B.   By-Laws                                                    RS

  C.   Specimen Share Certificate                                 PEA1, PEA2, PEA3, PEA4, PEA11, PEA12, PEA14, PEA17, PEA18

  D.   Forms of Investment Advisory
       Agreements                                                 RS, PEA1, PEA2, PEA3, PEA4, PEA12, PEA14, PEA17, PEA18, Filed
                                                                  Herewith
  E.   Distribution Agreements
       1.  Form of Distribution Agreement (UAM Funds              RS
           Distributors, Inc.)
       2.  Form of Distribution Agreement (ACG Capital            PEA17, PEA19
           Corporation)

  F.   Trustees' and Officers' Contracts and Programs

  G.   Form of Custody Agreements                                 RS
       1.  Global Custody Agreement                               PEA16

  H.   1.  Fund Administration Agreement                          PEA13
       2.  Mutual Funds Service Agreement                         PEA16

  I.   Opinion and Consent of Counsel                             Pre EA

  J.   Other Opinions and Consents
       1.  Consent of Independent Accountants (Price
           Waterhouse LLP) with respect to December 31,
           1997 Heitman Real Estate Fund Annual Report            Filed herewith

  K.   Other Financial Statements                                 Not Applicable

  L.   Purchase Agreement                                         Pre EA

  M.   Form of Distribution Plan                                  Filed herewith

  N.   Financial Data Schedule                                    Filed herewith

                                                                   Incorporated by
Exhibit                                                            Reference to (Location):
---------                                                          ---------------------------
  O.   Rule 18f-3 Multiple Class Plan                              PEA 8

  P.   Powers of Attorney                                          RS, PEA7, PEA16




ITEM 25.  INDEMNIFICATION

Reference is made to Article VI of Registrant's Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. The information required by this Item 28 with respect to each director, officer, or partner of each investment adviser of the Registrant is incorporated by reference to the

Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, on the dates and under the File numbers indicated:


Investment Adviser                Date Filed                           File No.
------------------                ----------                           ---------
Jacobs Asset Management, L.P.     April 15, 1997                       801-49790

First Pacific Advisors, Inc.      March 27, 1997                       801-39512

Cambiar Investors, Inc.           March 26, 1997                       801-09538

Chicago Asset Management Company  May 1, 1997                          801-20197

Murray Johnstone International
 Ltd.                             March 31, 1997                       801-34926

Tom Johnson Investment
 Management, Inc.                 January 21, 1997                     801-42549

Dwight Asset Management Company   May 20, 1997                         801-45304

Hanson Investment Management
 Company                          February 26, 1997                    801-14817

Heitman/PRA Securities Advisors,  December 21, 1997                    801-48252
 Inc.

Barrow, Hanley, Mewhinney &
 Strauss, Inc.                    February 14, 1997                    801-31237

Jacobs Asset Management, L.P., First Pacific Advisors, Inc., Cambiar Investors, Inc., Chicago Asset Management Company, Murray Johnstone International Ltd., Tom Johnson Investment Management, Inc., Dwight Asset Management Company, Hanson Investment Management Company, Heitman/PRA Securities Advisors, Inc., and Barrow, Hanley, Mewhinney & Strauss, Inc. are affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation owning firms engaged primarily in institutional investment management.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) UAM Fund Distributors, Inc., ("UAMFSI") the firm which acts as sole distributor of the Registrant's shares, also acts as sole distributor for UAM Funds, Inc., Analytic Optioned Equity Fund, Inc. and The Analytic Series Fund. ACG Capital Corporation ("ACG") acts as sole distributor of the Heitman Real Estate Portfolio Advisor Class Shares.

(b) The information required with respect to each Director and officer of ACG is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-47813).


(c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained in the physical possession of the Registrant, the Registrant's Advisers, the Registrant's Sub-Transfer and Sub-Administrative Agent (Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108) and the Registrant's Custodian Bank (The Chase Manhattan Bank 4 Chase MetroTech Center, Brooklyn, New York, 11245).

ITEM 29.  MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

(a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(b) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

                                    SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 19th day of June, 1998.

                                                   UAM FUNDS TRUST


                                                          *
                                                   -------------------
                                                   Michael E. DeFao
                                                   Secretary

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          *        , Chairman and President                     June 19, 1998
-------------------
Norton H. Reamer


          *        , Trustee                                    June 19, 1998
-------------------
John T. Bennett, Jr.


          *        , Trustee                                    June 19, 1998
-------------------
Nancy J. Dunn


          *        , Trustee                                    June 19, 1998
-------------------
Philip D. English


          *        , Trustee                                    June 19, 1998
-------------------
William A. Humenuk


          *        , Trustee                                    June 19, 1998
-------------------
Charles H. Salisbury


          *        , Trustee                                    June 19, 1998
-------------------
Peter M. Whitman, Jr.


/s/Gary L. French  , Treasurer                                  June 19, 1998
-------------------
Gary L. French


/s/Michael E. DeFao                                             June 19, 1998
-------------------
* Michael E. DeFao
(Attorney-in-Fact)

                                UAM FUNDS TRUST
                         (FORMERLY THE REGIS FUND II)

                          FILE NOS. 811-8544/33-79858

                        POST-EFFECTIVE AMENDMENT NO. 19


                                 EXHIBIT INDEX


        Exhibit No.                              Description
        -----------                              -----------
            D                Investment Advisory Agreement


           J1                Consent of Independent Accountants (Price
                             Waterhouse LLP) with respect to December 31, 1997
                             Heitman Real Estate Fund Annual Report

           M                 Plan of Distribution

           N                 Financial Data Schedules for period ended December
                             31, 1997
